CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)   Principal
-------------------
                      Amount
          Standard    (000's
Moody's   & Poor's    omitted)   Security                        Value
--------------------------------------------------------------------------------
Cogeneration -- 4.8%
-------------------------------------------------------------------------------
 NR        BBB-     $1,500     Central Valley Financing
                               Authority, Cogeneration,
                               5.20%, 7/1/99                    $ 1,520,610
-------------------------------------------------------------------------------
                                                                $ 1,520,610
-------------------------------------------------------------------------------

Electric Utilities -- 6.8%
-------------------------------------------------------------------------------
 A2        A        $1,000     California Pollution
                               Control Financing
                               Authority, (San Diego Gas &
                               Electric), 5.90%, 6/1/14(1)      $ 1,142,140

 A2        A+        1,000     California Pollution
                               Control Financing
                               Authority, (Southern
                               California Edison Co.),
                               6.85%, 12/1/08                     1,048,750
-------------------------------------------------------------------------------
                                                                $ 2,190,890
-------------------------------------------------------------------------------

Escrowed / Prerefunded -- 22.0%
-------------------------------------------------------------------------------
 Aaa       AAA      $1,500     ABAG Finance Authority
                               Certificates of
                               Participation, (Stanford
                               University Hospital),
                               (MBIA), Escrowed to
                               Maturity, 4.90%, 11/1/03         $ 1,592,145

 Aaa       AAA       1,000     ABAG Finance Authority
                               Certificates of
                               Participation, (Stanford
                               University Hospital),
                               (MBIA), Escrowed to
                               Maturity, 5.125%, 11/1/05          1,059,440

 NR        NR        1,400     California Health
                               Facilities, (Sisters of
                               Providence), Prerefunded to
                               10/1/00, 7.50%, 10/1/10            1,533,812

 NR        BBB-      1,000     Sacramento Cogeneration
                               Authority, (Procter &
                               Gamble), Prerefunded to
                               7/1/05, 6.50%, 7/1/21              1,175,900

 NR        AAA       1,500     San Bernadino, Certificates
                               of Participation,
                               Prerefunded to 8/1/01,
                               7.00%, 8/1/28                      1,672,080
-------------------------------------------------------------------------------
                                                                $ 7,033,377
-------------------------------------------------------------------------------

Hospital -- 4.6%
-------------------------------------------------------------------------------
 NR        NR       $  380     Eastern Plumas Health Care,
                               (District Hospital), 7.50%,
                               8/1/07                           $   414,797

 NR        NR          300     San Benito Health Care
                               District, 5.375%, 10/1/12(2)         300,132

 NR        NR          350     San Gorgonio Memorial
                               Health Care District,
                               5.80%, 5/1/14                        355,978

 NR        BBB+     $  400     Stockton Health Facilities,
                               (Dameron Hospital), 5.70%,
                               12/1/14                          $   412,812
-------------------------------------------------------------------------------
                                                                $ 1,483,719
-------------------------------------------------------------------------------

Housing -- 4.9%
-------------------------------------------------------------------------------
 Aaa       NR       $1,500     Corona SFMR, 6.05%, 5/1/27       $ 1,563,720
-------------------------------------------------------------------------------
                                                                $ 1,563,720
-------------------------------------------------------------------------------

Industrial Development Revenue -- 2.5%
-------------------------------------------------------------------------------
 Baa1      A-       $  750     California Pollution
                               Control Financing
                               Authority, (Browning Ferris
                               Industries), 5.80%, 12/1/16      $   805,050
-------------------------------------------------------------------------------
                                                                $   805,050
-------------------------------------------------------------------------------

Insured-Electric Utilities -- 6.6%
-------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Sacramento Municipal
                               Utility District, (AMBAC),
                               5.60%, 8/15/16                   $ 1,094,750
-------------------------------------------------------------------------------
 Aaa       AAA       1,000     Southern California Public
                               Power Authority Project,
                               (AMBAC), 5.00%, 7/1/17             1,020,860
-------------------------------------------------------------------------------
                                                                $ 2,115,610
-------------------------------------------------------------------------------

Insured-General Obligations -- 7.1%
-------------------------------------------------------------------------------
 Aaa       AAA      $1,080     Fillmore Unified School
                               District, (FGIC), 0.00%,
                               7/1/15                           $   488,290

 Aaa       AAA       1,250     Mt. Diablo School District
                               (AMBAC), 5.70%, 8/1/14             1,378,200

 Aaa       AAA         705     Ukiah Unified School
                               District, (FGIC), 0.00%,
                               8/1/10                               419,961
-------------------------------------------------------------------------------
                                                                $ 2,286,451
-------------------------------------------------------------------------------

Insured-Hospital -- 5.3%
-------------------------------------------------------------------------------
 Aaa       AAA      $1,900     Riverside County,
                               (Riverside County Hospital
                               Project), (MBIA),
                               0.00%, 6/1/21                    $   615,429

 Aaa       AAA       1,000     Tri City Hospital District,
                               (MBIA), 5.625%, 2/15/17            1,079,260
-------------------------------------------------------------------------------
                                                                $ 1,694,689
-------------------------------------------------------------------------------

                       See notes to financial statements

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998


PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited) Principal
-------------------
                       Amount
        Standard       (000's
Moody's & Poor's     omitted)      Security                Value
--------------------------------------------------------------------
Insured-Lease Revenue /
Certificates of Participation -- 6.3%
--------------------------------------------------------------------
Aaa      AAA        $  500   California State Public
                             Works Board, (California
                             Community College),
                             (AMBAC), 5.625%, 3/1/16      $   546,470

Aaa      AAA         1,355   California State Public
                             Works Board, (Department of
                             Corrections), (AMBAC),         1,480,622
                             5.25%, 12/1/13
---------------------------------------------------------------------
                                                          $ 2,027,092
---------------------------------------------------------------------

Insured-Special Tax Revenue -- 6.7%
---------------------------------------------------------------------
Aaa      AAA        $2,000   San Mateo County
                             Transportation District,
                             (MBIA), 5.25%, 6/1/17        $ 2,155,039
---------------------------------------------------------------------
                                                          $ 2,155,039
---------------------------------------------------------------------

Insured-Transportation -- 6.9%
---------------------------------------------------------------------
Aaa      AAA        $  750   Puerto Rico Highway and
                             Transportation Authority,
                             (AMBAC), 0.00%, 7/1/18       $   299,018

Aaa      AAA         1,250   San Francisco, City and
                             County Airports, (MBIA),
                             5.60%, 5/1/13                  1,349,338

Aaa      AAA         1,000   San Joaquin Hills,
                             Transportation Corridor
                             Bridge & Toll Road,
                             (MBIA), 0.00%, 1/15/12           544,580
---------------------------------------------------------------------
                                                          $ 2,192,936
---------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 4.1%
---------------------------------------------------------------------
NR       A+         $  750   California Statewide
                             Communities Development
                             Authority, (San Gabriel
                             Valley), 5.50%, 9/1/14       $   784,688

Baa/2/   NR            500   Corona PFA, Public
                             Improvement Revenue, 5.95%,
                             7/1/07                           523,725
---------------------------------------------------------------------
                                                          $ 1,308,413
---------------------------------------------------------------------

Nursing Home -- 5.8%
---------------------------------------------------------------------
NR       BBB        $  750   ABAG Finance Authority,
                             (American Baptist Homes),
                             5.75%, 10/1/17               $   781,485

NR       A+          1,000   California Statewide
                             Communities Development
                             Corp., (Pacific Homes),
                             5.90%, 4/1/09                  1,089,980
---------------------------------------------------------------------
                                                          $ 1,871,465
---------------------------------------------------------------------

Special Tax Revenue -- 2.3%
---------------------------------------------------------------------
NR       NR          $ 360   Irvine, Improvement Bond
                             Act 1915, (Assessment
                             District North 97-16, Group
                             Two), 5.40%, 9/2/10          $   367,495

NR       NR            365   Torrance Redevelopment
                             Agency, 5.50%, 9/1/12            372,504
---------------------------------------------------------------------
                                                          $   739,999
---------------------------------------------------------------------

Water and Sewer -- 3.3%
---------------------------------------------------------------------
A1       A+         $1,000   Los Angeles City Wastewater
                             System, 6.90%, 6/1/08/(1)(3)/$ 1,041,980
---------------------------------------------------------------------
                                                          $ 1,041,980
---------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $29,829,184)                         $32,031,040
---------------------------------------------------------------------

AMT- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
     Minimum Tax.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 47.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 2.8% to 26.2% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover when-issued securities.
/(2)/  When-issued security.
/(3)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

CONNECTICUT LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments-- 100.0%

Ratings (Unaudited)   Principal
-------------------
                      Amount
          Standard    (000's
Moody's   & Poor's    omitted) Security                           Value
-------------------------------------------------------------------------------

Education -- 7.3%
-------------------------------------------------------------------------------
NR        BBB-        $500     Connecticut HEFA, (Quinnipiac
                               College), 6.00%, 7/1/13            $  525,245

Baa3      BBB-         140     Connecticut HEFA, (Sacred
                               Heart University), 6.00%, 7/1/08      154,731
-------------------------------------------------------------------------------
                                                                  $  679,976
-------------------------------------------------------------------------------

Escrowed / Prerefunded -- 17.4%
-------------------------------------------------------------------------------
Baa1      BBB+        $750     Connecticut HEFA, (Fairfield
                               University), Prerefunded to 7/1/99,
                               6.90%, 7/1/14                      $  784,432

NR        NR           510     Connecticut HEFA, (New Britain
                               Hospital), Prerefunded to 7/1/02,
                               7.50%, 7/1/06                         564,987

Aaa       AAA          250     South Central Connecticut Regional
                               Water Authority (AMBAC),
                               Prerefunded to 8/1/01,
                               6.50%, 8/1/07/(1)/                    273,970
-------------------------------------------------------------------------------
                                                                  $1,623,389
-------------------------------------------------------------------------------

General Obligations -- 11.4%
-------------------------------------------------------------------------------
Aaa       NR          $200     Avon, 5.00%, 1/15/12               $  213,526

Aa3       AA-          190     Connecticut State, 0.00%, 11/15/10    113,428

Aa3       AA-          150     Connecticut State, 5.125%, 8/15/11    158,258

Aa2       AA           100     Danbury, 5.00%, 8/1/17                101,626

Baa1      A            115     Puerto Rico, 0.00%, 7/1/08             76,674

Baa1      A            400     Puerto Rico Aqueduct and Sewer
                               Authority, 5.00%, 7/1/19              400,428
-------------------------------------------------------------------------------
                                                                  $1,063,940
-------------------------------------------------------------------------------

Hospital -- 1.4%
-------------------------------------------------------------------------------
Baa2      NR          $125     Connecticut HEFA, (Griffin
                               Hospital), 6.00%, 7/1/13           $  131,093
-------------------------------------------------------------------------------
                                                                  $  131,093
-------------------------------------------------------------------------------

Housing -- 1.1%
-------------------------------------------------------------------------------
Aa        NR          $100     Connecticut HFA, MRB, (AMT),
                               7.40%, 11/15/99                    $  101,774
-------------------------------------------------------------------------------
                                                                  $  101,774
-------------------------------------------------------------------------------

Industrial Development Revenue -- 11.4%
-------------------------------------------------------------------------------
A1        NR          $625     Connecticut Development Authority,
                               (Frito Lay), 6.375%, 7/1/04        $  634,255

Baa3      BBB-         250     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.25%, 6/1/26                         272,855

A3        BBB+         150     Sprague, Environmental Improvement,
                               (International Paper Co.), (AMT),
                               5.70%, 10/1/21                        156,992
-------------------------------------------------------------------------------
                                                                  $1,064,102
-------------------------------------------------------------------------------

Insured-Education -- 4.8%
-------------------------------------------------------------------------------
Aaa       AAA         $200     Connecticut HEFA, (Choate Rosemary
                               Hall), (MBIA), 5.00%, 7/1/14       $  206,614

Aaa       AAA          240     University of Connecticut, (FGIC),
                               5.00%, 2/1/15                         247,114
-------------------------------------------------------------------------------
                                                                  $  453,728
-------------------------------------------------------------------------------

Insured-Electric Utilities -- 3.0%
-------------------------------------------------------------------------------
Aaa       AAA         $250     Connecticut Municipal Electric
                               Authority,(MBIA), 6.00%, 1/1/07    $  286,060

-------------------------------------------------------------------------------
                                                                  $  286,060
-------------------------------------------------------------------------------

Insured-General Obligations -- 13.1%
-------------------------------------------------------------------------------
Aaa       AAA         $250     Brandford, (FGIC), 5.40%,
                               2/15/14/(1)/                       $  265,150

Aaa       AAA          400     Bridgeport, (AMBAC), 6.00%,9/1/06     456,012

Aaa       AAA          500     Old Saybrook, (AMBAC),
                               4.10%, 8/15/01                        507,340
-------------------------------------------------------------------------------
                                                                  $1,228,502
-------------------------------------------------------------------------------

Insured-Hospital -- 12.3%
-------------------------------------------------------------------------------
Aaa       AAA         $150     Connecticut Authority, (Greenwich
                               Hospital), (MBIA), 5.75%, 7/1/06   $  168,137

Aaa       NR           300     Connecticut HEFA, (Middlesex Health
                               Services), (MBIA), 5.125%, 7/1/17     305,943

Aaa       AAA          370     Connecticut HEFA, (St. Raphael
                               Hospital), (AMBAC), 5.10%, 7/1/07     400,211

Aaa       AAA          250     Connecticut HEFA, (Stamford
                               Hospital), (MBIA), 6.50%, 7/1/06      271,905
-------------------------------------------------------------------------------
                                                                  $1,146,196
-------------------------------------------------------------------------------

                       See notes to financial statements

CONNECTICUT LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)   Principal
-------------------
                      Amount
          Standard    (000's
Moody's   & Poor's    omitted) Security                            Value
-------------------------------------------------------------------------------
Insured-Miscellaneous -- 2.9%
--------------------------------------------------------------------------------
Aaa       AAA         $250     Woodstock, Special Obligation Bonds,
                               (AMBAC), 7.00%, 3/1/07              $  268,355
-------------------------------------------------------------------------------
                                                                   $  268,355
-------------------------------------------------------------------------------

Insured-Transportation -- 9.5%
-------------------------------------------------------------------------------
Aaa       AAA         $750     Connecticut State Airport, (Bradley
                               International Airport), (FGIC),
                               7.40%, 10/1/04                      $  889,154
-------------------------------------------------------------------------------
                                                                   $  889,154
-------------------------------------------------------------------------------

Solid Waste -- 2.7%
-------------------------------------------------------------------------------
NR        BBB+        $250     Eastern Connecticut Resources
                               Recovery Authority, (Wheelabrator
                               Lisbon), (AMT), 5.00%, 1/1/03       $  256,133
-------------------------------------------------------------------------------
                                                                   $  256,133
-------------------------------------------------------------------------------

Water and Sewer -- 1.7%
-------------------------------------------------------------------------------
Aaa       AAA         $150     Connecticut State Clean Water Fund,
                               4.875%, 5/1/09                      $  157,572
-------------------------------------------------------------------------------
                                                                   $  157,572
-------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $8,749,673)                                   $9,349,974
-------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 48.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 13.2% to 20.4% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)    Principal
-------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)    Security                           Value
----------------------------------------------------------------------------------------
Cogeneration -- 1.2%
----------------------------------------------------------------------------------------
 NR        NR          $  500      Palm Beach County, (Okeelanta
                                   Power), (AMT),
                                   6.85%, 2/15/21/(1)/                $   400,000

 NR        NR             500      Palm Beach County, (Osceola
                                   Power), (AMT), 6.95%,
                                   1/1/22/(1)/                            395,000
----------------------------------------------------------------------------------------
                                                                      $   795,000
----------------------------------------------------------------------------------------

Electric Utilities -- 8.9%
----------------------------------------------------------------------------------------
 Aa2       AA          $1,000      Jacksonville Electric
                                   Authority, (St. John's
                                   River Power Park),
                                   5.25%, 10/1/20                     $ 1,022,620

 Aa2       AA           2,500      Jacksonville Electric Authority,
                                   (St. Johns River Power Park),
                                   5.375%, 10/1/16                      2,634,175

 A1        AA-          2,000      Tallahassee Electric,
                                   5.90%, 10/1/05                       2,182,360
----------------------------------------------------------------------------------------
                                                                      $ 5,839,155
----------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 15.0%
----------------------------------------------------------------------------------------
 Aaa       AAA         $1,500      Dade County Local School
                                   District, (FGIC),
                                   Prerefunded to 8/1/01,
                                   6.00%, 8/1/06                      $ 1,596,645

 Aaa       AAA         $1,015      Dade County, Educational
                                   Facilities Authority,
                                   (MBIA), Prerefunded to
                                   10/1/01, 7.00%, 10/1/08              1,130,477

 Aaa       AAA          1,450      Hillsborough County
                                   Aviation Authority, (Tampa
                                   International Airport),
                                   (FGIC), Prerefunded to
                                   10/01/99, 6.85%, 10/1/06             1,528,373

 Aaa       AAA          4,000      Jacksonville Health
                                   Facilities Authority,
                                   (Baptist Medical Center),
                                   (MBIA), Prerefunded to
                                   6/1/99, 7.25%, 6/1/05/(2)//(3)/      4,182,799

 Aaa       AA-          1,250      Orlando Utility Community
                                   Water and Electric,
                                   Prerefunded to 10/1/01,
                                   6.50%, 10/1/20                       1,374,950
----------------------------------------------------------------------------------------
                                                                      $ 9,813,244
----------------------------------------------------------------------------------------

General Obligations -- 13.4%
----------------------------------------------------------------------------------------
 Aa2       AA+         $3,000      Florida State Board of
                                   Education, 5.55%, 6/1/11           $ 3,280,500

 Baa1      A           $1,050      Puerto Rico, 0.00%, 7/1/08         $   700,067

 Baa1      A-           2,000      Puerto Rico Municipal
                                   Finance Agency, 5.50%,
                                   7/1/01                               2,088,220

 Baa1      A            1,000      Puerto Rico Public Building
                                   Authority, 6.50%, 7/1/03             1,101,190

 NR        NR           1,500      Virgin Islands Public
                                   Finance Authority,
                                   (Matching Loan Fund Notes),
                                   6.80%, 10/1/00                       1,593,090
----------------------------------------------------------------------------------------
                                                                      $ 8,763,067
----------------------------------------------------------------------------------------

Hospital -- 5.4%
----------------------------------------------------------------------------------------
 NR        BBB+     $1,250         Escambia County Health
                                   Facilities Authority,
                                   (Baptist Hospital, Inc. and
                                   Baptist Manor, Inc.),
                                   6.00%, 10/1/14                     $ 1,321,950

 Baa1      NR          425         Jacksonville Health
                                   Facilities Authority,
                                   (National Benevolent
                                   Association-Cypress
                                   Village), 6.00%, 12/1/98               426,832

 Baa1      NR          450         Jacksonville Health
                                   Facilities Authority,
                                   (National Benevolent
                                   Association-Cypress
                                   Village), 6.25%, 12/1/99               464,292

 Baa1      NR          480         Jacksonville Health
                                   Facilities Authority,
                                   (National Benevolent
                                   Association-Cypress
                                   Village), 6.50%, 12/1/00               507,413

 NR        BBB         355         Valley, AL, Special Care
                                   Facilities Financing
                                   Authority, (Lanier Memorial
                                   Hospital), 5.00%, 11/1/03              364,681

 NR        BBB         455         Valley, AL, Special Care
                                   Facilities Financing
                                   Authority, (Lanier Memorial
                                   Hospital), 5.00%, 11/1/04              467,831
----------------------------------------------------------------------------------------
                                                                      $ 3,552,999
----------------------------------------------------------------------------------------

Housing -- 1.0%
----------------------------------------------------------------------------------------
 NR        A        $  425         Clearwater Housing
                                   Authority, (Hamptons at
                                   Clearwater),
                                   5.40%, 5/1/13                      $   444,682

 Baa3      BBB         200         Puerto Rico Housing Bank
                                   and Finance Agency, 5.10%,
                                   12/1/03                                206,856
----------------------------------------------------------------------------------------
                                                                      $   651,538
----------------------------------------------------------------------------------------

Industrial Development Revenue -- 3.3%
----------------------------------------------------------------------------------------
 Baa2      BBB      $2,000         Polk County IDR, (IMC
                                   Fertilizer), (AMT), 7.525%,
                                   1/1/15                             $ 2,153,160
----------------------------------------------------------------------------------------
                                                                      $ 2,153,160
----------------------------------------------------------------------------------------


                       See notes to financial statements

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited) Principal
-------------------
                    Amount
           Standard (000's
Moody's    & Poor's omitted)   Security                      Value
--------------------------------------------------------------------------------
Insured-Cogeneration -- 3.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Dade County, Resource
                               Recovery Facilities,
                               (AMBAC), (AMT),
                               5.30%, 10/1/07                $ 2,168,980
--------------------------------------------------------------------------------
                                                             $ 2,168,980
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 1.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Dade County, Water and
                               Sewer System, (FGIC),
                               5.25%, 10/1/21                $ 1,034,230
--------------------------------------------------------------------------------
                                                             $ 1,034,230
--------------------------------------------------------------------------------

Insured-General Obligations -- 7.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Dade County Local School
                               District, (MBIA), 5.00%,
                               2/15/15                       $ 2,057,820

 Aaa       AAA         520     Dade County, (MBIA),
                               0.00%, 10/1/06                    371,982

 Aaa       AAA         330     Dade County, (MBIA),
                               0.00%, 10/1/08                    213,942

 Aaa       AAA       1,000     Miami-Dade County School
                               District, (FSA), 5.375%,        1,093,150
                               8/1/15

 Aaa       AAA       1,000     Reedy Creek Improvement
                               District, (MBIA), 5.25%,
                               6/1/14(4)                       1,057,810
--------------------------------------------------------------------------------
                                                             $ 4,794,704
--------------------------------------------------------------------------------

Insured-Hospital -- 10.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,500     Naples, (Naples Community
                               Hospital Inc.), (MBIA),
                               5.50%, 10/1/16                $ 2,659,175

 Aaa       AAA       2,450     North Broward Hospital
                               District, (MBIA), 5.25%,
                               1/15/17                         2,535,505

 Aaa       AAA       1,000     Orange County Health
                               Facilities Authority,
                               (Adventist Health
                               System/Sunbelt, Inc.),
                               (FSA), 5.50%, 11/15/02          1,062,920

 Aaa       AAA         500     Sarasota County Public
                               Hospital, (MBIA), 5.25%,
                               7/1/18                            532,765
--------------------------------------------------------------------------------
                                                             $ 6,790,365
--------------------------------------------------------------------------------

Insured-Housing -- 3.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,240     Florida Housing Finance
                               Authority, (Leigh Meadows
                               Apartments), (AMBAC),
                               5.85%, 9/1/10                 $ 1,339,708

 Aaa       AAA       1,140     Florida Housing Finance
                               Authority, (Stottert Arms
                               Apartments), (AMBAC),
                               5.90%, 9/1/10                   1,230,527
--------------------------------------------------------------------------------
                                                             $ 2,570,235
--------------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 1.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Pinellas County Resource
                               Recovery, (MBIA), 5.125%,
                               10/1/04                       $ 1,060,880
--------------------------------------------------------------------------------
                                                             $ 1,060,880
--------------------------------------------------------------------------------

Insured-Lease Revenue /
Certificates of Participation -- 1.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Palm Beach County Criminal
                               Justice Facilities, (FGIC),
                               5.375%, 6/1/10                $ 1,105,030
--------------------------------------------------------------------------------
                                                             $ 1,105,030
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 1.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Miami-Dade County
                               Professional Sports
                               Franchise Facilities,
                               (MBIA), 0.00%, 10/1/13        $ 1,010,900
--------------------------------------------------------------------------------
                                                             $ 1,010,900
--------------------------------------------------------------------------------

Insured-Transportation -- 9.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Broward County Airport
                               System, (MBIA), 5.375%,
                               10/1/13                       $ 1,070,000

 Aaa       AAA       1,500     Broward County Port
                               Facilities, (MBIA), 5.375%,
                               9/1/12                          1,615,545

 Aaa       AAA       2,000     Dade County, Seaport
                               Revenue, (MBIA), 5.125%,
                               10/1/16                         2,073,360

 Aaa       AAA       1,670     Hillsborough County
                               Aviation Authority, (Tampa
                               International Airport),
                               (FGIC), 6.85%, 10/1/06          1,756,823
--------------------------------------------------------------------------------
                                                             $ 6,515,728
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 8.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Dade County, Water and
                               Sewer System, (FGIC),
                               5.25%, 10/1/11                $ 2,162,440

 Aaa       AAA       2,000     Manatee County, Public
                               Utilities, (MBIA), 6.75%,
                               10/1/04                         2,311,120

 Aaa       AAA       1,000     Pasco County, Water and
                               Sewer Revenue, (FGIC),
                               5.40%, 10/1/03                  1,075,810
--------------------------------------------------------------------------------
                                                             $ 5,549,370
--------------------------------------------------------------------------------

                       See notes to financial statements

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)  Principal
-------------------
                     Amount
           Standard  (000's
Moody's    & Poor's  omitted)   Security                      Value
------------------------------------------------------------------------------

Nursing Home -- 2.1%
------------------------------------------------------------------------------
NR         NR       $  350     Citrus County IDA, (Beverly
                               Enterprises), 5.00%, 4/1/03   $   356,206

NR         NR        1,000     Volusia County, (Beverly
                               Enterprises), 5.875%, 7/1/07    1,021,390
------------------------------------------------------------------------------
                                                             $ 1,377,596
------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $61,462,844)                            $65,546,181
------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments at September 30, 1998, 62.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 3.3% to 36.4% of total investments.


/(1)/ Non-income producing security.

/(2)/ Security (or a portion thereof) has been segregated to cover when-issued securities.

/(3)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(4)/ When-issued security.

                       See notes to financial statements

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                 Value
----------------------------------------------------------------------------------------
Cogeneration -- 1.9%
----------------------------------------------------------------------------------------
NR           BBB       $   1,000    Massachusetts IFA, (Ogden Haverhill),
                                    (AMT), 5.50%, 12/1/13                  $   1,028,540
----------------------------------------------------------------------------------------
                                                                           $   1,028,540
----------------------------------------------------------------------------------------

Education -- 6.5%
----------------------------------------------------------------------------------------
NR           A         $     500    Massachusetts IFA, (Belmont Hill
                                    School), 5.15%, 9/1/13                 $     510,935

Baa3         BBB-            500    Massachusetts IFA, (Dana Hall),
                                    5.90%, 7/1/27                                529,225

A3           NR            1,030    Massachusetts IFA, (Park School),
                                    5.50%, 9/1/16                              1,106,096

Baa1         BBB+            750    Massachusetts IFA, (St. Johns High
                                    School, Inc.), 5.70%, 6/1/18                 792,983

Baa1         NR              500    Massachusetts IFA, (Wentworth
                                    Institute of Technology), 5.55%,
                                    10/1/13                                      520,2?0
----------------------------------------------------------------------------------------
                                                                           $   3,459,479
----------------------------------------------------------------------------------------

Electric Utilities -- 2.0%
-----------------------------------------------------------------------------------------
Baa2         BBB+      $   1,000    Massachusetts Municipal Wholesale
                                    Electric Co., 5.70%, 7/1/01            $    1,047,150
-----------------------------------------------------------------------------------------
                                                                           $    1,047,150
-----------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 11.3%
-----------------------------------------------------------------------------------------
Aa3          AA-       $     785    Massachusetts Bay Transportation
                                    Authority, Prerefunded to 3/01/05,
                                    5.75%, 3/1/18                          $      877,803

Aaa          NR              935    Massachusetts HEFA, (Fairview
                                    Extended Care), Prerefunded to 1/1/01,
                                    10.125%, 1/1/11                             1,076,073

Baa3         NR              960    Massachusetts HEFA, (Milford-
                                    Whitinsville Hospital), Escrowed to
                                    Maturity, 7.125%, 7/15/02                   1,018,032

Aaa          BBB             500    Massachusetts HEFA, (Sisters of
                                    Providence Hospital), Escrowed to
                                    Maturity, 6.00%, 11/15/00                     524,295

Aaa          AAA             400    Massachusetts Turnpike Authority,
                                    (FGIC), Escrowed to Maturity, 5.125%,
                                    1/1/23                                        421,852

Aaa          NR            2,000    Massachusetts Turnpike Authority,
                                    Escrowed to Maturity,  5.00%, 1/1/20        2,073,120
-----------------------------------------------------------------------------------------
                                                                           $    5,991,175
-----------------------------------------------------------------------------------------

Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                 Value
-----------------------------------------------------------------------------------------
General Obligations -- 11.8%
-----------------------------------------------------------------------------------------
Aa2          NR        $     500    Burlington, 5.00%, 2/1/15              $      523,055

Aa2          NR              500    Burlington, 5.00%, 2/1/16                     521,550

Aa3          AA-           1,000    Massachusetts, 5.00%, 11/1/14               1,031,540

Aa3          AA-           1,500    Massachusetts, 5.40%, 11/1/06               1,651,980

Aa3          AA-           1,260    Massachusetts Bay Transportation
                                    Authority, 5.50%, 3/1/08                    1,391,065

Aa3          NR            2,500    Massachusetts State Federal Highway,
                                    Grant Anticipation Notes, 0.00%,
                                    6/15/15                                     1,135,450
-----------------------------------------------------------------------------------------
                                                                           $    6,25?,640
-----------------------------------------------------------------------------------------

Hospital -- 16.5%
-----------------------------------------------------------------------------------------
Aa2          AA+       $   3,000    Massachusetts HEFA, (Daughters of
                                    Charity Issue), 5.75%, 7/1/02          $    3,202,079

NR           BBB+            770    Massachusetts HEFA, (Jordan Hospital),
                                    5.00%, 10/1/11                                784,984
Baa2         BBB-            750    Massachusetts HEFA, (Milford-
                                    Whitinsville Regional Hospital), 4.90%,
                                    7/15/06                                       768,743
Baa2         BBB-          1,000    Massachusetts HEFA, (Milford-
                                    Whitinsville Regional Hospital), 5.75%,
                                    7/15/13                                     1,064,290

Ba1          NR              860    Massachusetts HEFA, (New England Health
                                    Systems), 6.125%, 8/1/13                      900,420

NR           BBB-          1,845    Massachusetts HEFA, (North Adams
                                    Regional Hospital), 6.25%, 7/1/04           2,014,703
-----------------------------------------------------------------------------------------
                                                                           $    8,735,?19
-----------------------------------------------------------------------------------------

Insured-Education -- 2.1%
-----------------------------------------------------------------------------------------
Aaa          AAA       $   1,015    Massachusetts IFA, (Dexter School),
                                    (MBIA), 5.40%, 5/1/13                  $    1,095,926
-----------------------------------------------------------------------------------------
                                                                           $    1,095,926
-----------------------------------------------------------------------------------------

Insured-Electric Utilities -- 4.2%
-----------------------------------------------------------------------------------------
Aaa          AAA       $   2,000    Massachusetts Municipal Wholesale
                                    Electric Co., (AMBAC), 6.625%,
                                    7/1/03 /(1)/                           $    2,228,960
-----------------------------------------------------------------------------------------
                                                                           $    2,228,960
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------

Insured-General Obligations -- 13.1%
-----------------------------------------------------------------------------------------
Aaa          AAA       $     610    Attleboro, (FGIC), 4.95%, 7/1/11       $      643,355

Aaa          AAA           1,000    Haverhill, (FGIC), 5.00%, 6/15/17           1,021,140

                       See notes to financial statements

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)      Principal
-------------------
                         Amount
          Standard       (000's
Moody's   & Poor's       omitted)       Security                      Value
----------------------------------------------------------------------------------------
Insured-General Obligations (continued)
----------------------------------------------------------------------------------------
 Aaa       AAA           $2,000         Massachusetts Bay
                                        Transportation Authority,
                                        (AMBAC), 5.25%, 3/1/11        $ 2,121,320

 Aaa       AAA            1,000         Massachusetts Bay
                                        Transportation Authority,
                                        (FGIC), 5.00%, 3/1/19           1,014,160

 Aaa       AAA            1,000         Massachusetts, (AMBAC),
                                        5.00%, 7/1/12                   1,060,820

 Aaa       AAA            1,000         Massachusetts, (FGIC),
                                        6.50%, 6/1/01                   1,072,990
----------------------------------------------------------------------------------------
                                                                      $ 6,933,785
----------------------------------------------------------------------------------------

Insured-Hospital -- 2.9%
----------------------------------------------------------------------------------------
 Aaa       AAA           $1,500         Massachusetts HEFA, (Lowell
                                        General Hospital), (FSA),
                                        5.25%, 6/1/16                 $ 1,562,745
----------------------------------------------------------------------------------------
                                                                      $ 1,562,745
----------------------------------------------------------------------------------------

Insured-Housing -- 4.4%
----------------------------------------------------------------------------------------
 Aaa       AAA           $2,150         Massachusetts HFA,
                                        (Harborpoint Development),
                                        (AMBAC), (AMT), 6.20%,
                                        12/1/10                       $ 2,356,399
----------------------------------------------------------------------------------------
                                                                      $ 2,356,399
----------------------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 2.8%
----------------------------------------------------------------------------------------
 Aaa       AAA           $1,400         Massachusetts IFA,
                                        (Nantucket Electric),
                                        (AMBAC), (AMT),
                                        5.30%, 7/1/04                 $ 1,490,020
----------------------------------------------------------------------------------------
                                                                      $ 1,490,020
----------------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 3.4%
----------------------------------------------------------------------------------------
 NR        BBB           $1,650         Puerto Rico, ITEM & ECFA,
                                        (Guaynabo Municipal
                                        Government),
                                        5.375%, 7/1/06                $ 1,784,426
----------------------------------------------------------------------------------------
                                                                      $ 1,784,426
----------------------------------------------------------------------------------------

Nursing Home -- 2.0%
----------------------------------------------------------------------------------------
 NR        NR            $1,000         Massachusetts IFA, (Age
                                        Institute of Massachusetts),
                                         7.60%, 11/1/05               $ 1,081,600
----------------------------------------------------------------------------------------
                                                                      $ 1,081,600
----------------------------------------------------------------------------------------

Senior Living / Life Care -- 0.9%
----------------------------------------------------------------------------------------
 NR        NR            $  500         Massachusetts IFA, (Forge
                                        Hill), (AMT), 6.75%, 4/1/30   $   494,530
----------------------------------------------------------------------------------------
                                                                      $   494,530
----------------------------------------------------------------------------------------

Special Tax Revenue -- 4.4%
----------------------------------------------------------------------------------------
 Aa3       AA            $  500         Massachusetts Special
                                        Obligations, 5.00%, 6/1/14    $   524,700

 NR        NR             1,750         Virgin Islands Public
                                        Finance Authority,
                                        (Matching Loan Fund Notes),
                                        6.70%, 10/1/99                  1,807,873
----------------------------------------------------------------------------------------
                                                                      $ 2,332,573
----------------------------------------------------------------------------------------

Transportation -- 3.6%
----------------------------------------------------------------------------------------
 Aa3       AA-           $  215         Massachusetts Bay
                                        Transportation Authority,
                                        5.75%, 3/1/18                 $   233,000

 Baa1      A                500         Puerto Rico Highway and
                                        Transportation Authority,
                                        5.50%, 7/1/15                     549,965

 A1        AA-            1,000         Woods Hole, Martha's
                                        Vineyard and Nantucket
                                        Steamship Authority, 6.60%,
                                        3/1/03                          1,110,610
----------------------------------------------------------------------------------------
                                                                      $ 1,893,575
----------------------------------------------------------------------------------------

Water and Sewer -- 6.2%
----------------------------------------------------------------------------------------
 Aa1       AA            $2,100         Massachusetts Water
                                        Pollution Abatement Trust,
                                        5.25%, 8/1/14                 $ 2,249,499

 Aa3       AA+            1,000         Massachusetts Water
                                        Pollution Abatement Trust,
                                        5.25%, 8/1/14                   1,054,360
----------------------------------------------------------------------------------------
                                                                      $ 3,303,859
----------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $49,536,437)                                     $53,074,601
----------------------------------------------------------------------------------------

AMT- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of issuers of debt to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 30.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 2.1% to 17.4% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.


                       See notes in financial statements

MICHIGAN LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)   Principal
-------------------
                       Amount
           Standard    (000's
Moody's    & Poor's    omitted)   Security                       Value
--------------------------------------------------------------------------------
Economic Development Revenue -- 1.3%
--------------------------------------------------------------------------------
 NR         BB-       $   150      Michigan State Strategic
                                   Fund, (Crown Paper), 6.25%,
                                   8/1/12                        $  141,635
--------------------------------------------------------------------------------
                                                                 $  141,635
--------------------------------------------------------------------------------

 Escrowed / Prerefunded -- 16.1%
--------------------------------------------------------------------------------
 Aaa        AAA       $ 1,000      Grand Ledge Public School
                                   District, (MBIA),
                                   Prerefunded to 5/1/04,
                                   7.875%, 5/1/11/(1)/           $1,215,279
 Aa1        AA+           500      Michigan Municipal Bond
                                   Authority, Escrowed to
                                   Maturity, 7.00%, 10/1/02         560,075
--------------------------------------------------------------------------------
                                                                 $1,775,354
--------------------------------------------------------------------------------

General Obligations -- 11.6%
--------------------------------------------------------------------------------
 Baa2       BBB+      $   650      Detroit, 6.25%, 4/1/05        $  724,750
--------------------------------------------------------------------------------
 Baa2       BBB+          495      Detroit, 6.40%, 4/1/05           556,108
--------------------------------------------------------------------------------
                                                                 $1,280,858
--------------------------------------------------------------------------------

Hospital -- 19.3%
--------------------------------------------------------------------------------
 Baa1       NR        $   525      Flint Hospital Authority,
                                   (Hurley Medical Center),
                                   6.00%, 7/1/05                 $  573,893
 Aa3        AA            500      Kent Hospital Finance
                                   Authority, (Spectrum
                                   Health), 5.25%, 1/15/09          534,200
 NR         BBB           100      Michigan Hospital Finance
                                   Authority, (Central MI
                                   Community Hospital), 6.00%,
                                   10/1/05                          110,186
 NR         BBB           100      Michigan Hospital Finance
                                   Authority, (Central MI
                                   Community Hospital), 6.10%,
                                   10/1/06                          111,578
 NR         BBB           225      Michigan Hospital Finance
                                   Authority, (Central MI
                                   Community Hospital), 6.20%,
                                   10/1/07                          254,304
 NR         BBB           500      Michigan Hospital Finance
                                   Authority, (Gratiot
                                   Community Hospital),
                                   6.10%, 10/1/07                   544,660
--------------------------------------------------------------------------------
                                                                 $2,128,821
--------------------------------------------------------------------------------

Industrial Development Revenue -- 5.4%
--------------------------------------------------------------------------------
 Baa3       BBB-      $   500      Puerto Rico Port Authority,
                                   (American Airlines), (AMT),
                                   6.25%, 6/1/26                 $  545,710
 NR         BB             55      Richmond Economic
                                   Development Corp.,
                                   (K-Mart), 6.30%, 1/1/99           55,235
--------------------------------------------------------------------------------
                                                                 $  600,945
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 5.1%
--------------------------------------------------------------------------------
 Aaa        AAA       $   500      Monroe County, (The Detroit
                                   Edison Co.), (AMBAC), (AMT),
                                   6.35%, 12/1/04                $  561,060
--------------------------------------------------------------------------------
                                                                 $  561,060
--------------------------------------------------------------------------------

Insured-General Obligations -- 11.0%
--------------------------------------------------------------------------------
 Aaa        AAA       $   500      Detroit School District,
                                   (AMBAC), 6.50%, 5/1/10        $  599,275
 Aaa        AAA           500      Hartland School District,
                                   (FGIC), 5.125%, 5/1/17           512,060
 Aaa        AAA           100      Parchment School District,
                                   (MBIA), 5.00%, 5/1/25            103,211
--------------------------------------------------------------------------------
                                                                 $1,214,546
--------------------------------------------------------------------------------

Insured-Lease Revenue/
Certificates of Participation -- 1.8%
--------------------------------------------------------------------------------
 Aaa        AAA       $   300      Michigan Building
                                   Authority, Facilities
                                   Program, (AMBAC),
                                   0.00%, 10/15/08               $  197,631
--------------------------------------------------------------------------------
                                                                 $  197,631
--------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 4.8%
--------------------------------------------------------------------------------
 Aa2        AA        $   500      Michigan Building Authority,
                                   6.10%, 10/1/01                $  534,115
--------------------------------------------------------------------------------
                                                                 $  534,115
--------------------------------------------------------------------------------

Miscellaneous -- 1.4%
--------------------------------------------------------------------------------
 NR         NR        $   150      Pittsfield Township EDC,
                                   (Arbor Hospice), 7.875%,
                                   8/15/27                       $  161,196
--------------------------------------------------------------------------------
                                                                 $  161,196
--------------------------------------------------------------------------------


                       See notes to financial statements

MICHIGAN LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's & Poor's    omitted)   Security                      Value
--------------------------------------------------------------------------------
Nursing Home -- 3.9%
--------------------------------------------------------------------------------
NR        NR        $  395    Michigan Hospital Finance
                              Authority, (Presbyterian
                              Villages),
                               6.20%, 1/1/06                 $   434,334
--------------------------------------------------------------------------------

                                                             $   434,334
--------------------------------------------------------------------------------



Senior Living / Life Care -- 2.9%
--------------------------------------------------------------------------------
 NR        BBB      $  300     Kalamazoo, (Friendship
                               Village), 6.125%, 5/15/17     $   322,413
--------------------------------------------------------------------------------
                                                             $   322,413
--------------------------------------------------------------------------------


Special Tax Revenue -- 15.4%
--------------------------------------------------------------------------------
 NR        BBB+     $1,000     Battle Creek Downtown
                               Development Authority,
                               6.65%, 5/1/02                 $ 1,087,320

 NR        A-        2,000     Detroit Downtown
                               Development Authority Tax
                               Increment, 0.00%, 7/1/21          612,380

--------------------------------------------------------------------------------
                                                             $ 1,699,700
--------------------------------------------------------------------------------


Total Tax Exempt Investments -- 100.0%
    (identified cost $9,947,771)                             $11,052,608
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 28.8% of such securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 4.6% to 12.3% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open Financial futures contracts.

                       See notes to financial statements

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)      Principal
-------------------
                         Amount
           Standard      (000's
Moody's    & Poor's      omitted)     Security              Value
----------------------------------------------------------------------
Assisted Living -- 1.7%
----------------------------------------------------------------------
NR          NR             $  650     New Jersey EDA,
                                      (Chelsea at East
                                      Brunswick), (AMT),
                                      8.00%, 10/1/07        $  728,845
----------------------------------------------------------------------
                                                            $  728,845
----------------------------------------------------------------------

Cogeneration -- 10.1%
----------------------------------------------------------------------
NR          BB+            $1,135     New Jersey EDA,
                                      (Vineland
                                      Cogeneration),
                                      (AMT),
                                      7.875%, 6/1/19        $1,248,114

NR          BBB-            2,250     New Jersey EDA,
                                      Heating and Cooling
                                      (Trigen-Trenton),
                                      (AMT),
                                      6.10%, 12/1/05         2,442,533

NR          NR                550     Port Authority of
                                      New York and New
                                      Jersey, (KIAC
                                      Project), (AMT),
                                      6.50%, 10/1/01           583,110
----------------------------------------------------------------------
                                                            $4,273,757
----------------------------------------------------------------------

Escrowed / Prerefunded -- 4.6%
----------------------------------------------------------------------
Aaa         AAA            $  500     Elizabeth, (MBIA),
                                      6.20%, 11/15/02       $  533,940

NR          NR                310     New Jersey EDA,
                                      (Cadbury Corp.),
                                      Prerefunded to
                                      7/1/01,
                                      8.00%, 7/1/15            352,389

Aaa         NR              2,030     New Jersey EDA,
                                      (Princeton
                                      Custodial
                                      Receipts), Escrowed
                                      to Maturity, 0.00%,
                                      12/15/12               1,063,801
----------------------------------------------------------------------
                                                            $1,950,130
----------------------------------------------------------------------

General Obligations -- 10.3%
----------------------------------------------------------------------
Aa3         AA             $2,195     Jersey City School
                                      District,
                                      6.25%, 10/1/10        $2,573,878

Baa1        A               1,050     Puerto Rico, 0.00%,
                                      7/1/08                   700,067

Aa3         AA              1,000     South Brunswick,
                                      7.125%, 7/15/02        1,117,950
----------------------------------------------------------------------
                                                            $4,391,895
----------------------------------------------------------------------

Hospital -- 10.2%
----------------------------------------------------------------------
Baa2        NR             $  500     Camden County
                                      Improvement
                                      Authority, (Cooper
                                      Health),
                                      5.60%, 2/15/07        $  534,935

A3          A-             $  340     New Jersey Health
                                      Care Facilities
                                      Financing
                                      Authority,
                                      (Atlantic City
                                      Medical Care
                                      Center),
                                      6.25%, 7/1/00         $  354,470

A3          A-              1,000     New Jersey Health
                                      Care Facilities
                                      Financing
                                      Authority,
                                      (Atlantic City
                                      Medical Care
                                      Center),
                                      6.45%, 7/1/02          1,088,400

A3          A                 750     New Jersey Health
                                      Care Facilities
                                      Financing
                                      Authority,
                                      (Atlantic City
                                      Medical Care
                                      Center),
                                      6.55%, 7/1/03            829,598

Baa2        BBB             1,380     New Jersey Health
                                      Care Facilities
                                      Financing
                                      Authority, (St.
                                      Elizabeth's
                                      Hospital), 5.75%,
                                      7/1/08                 1,509,720
----------------------------------------------------------------------
                                                            $4,317,123
----------------------------------------------------------------------

Industrial Development Revenue -- 6.8%
----------------------------------------------------------------------
Aa3         NR             $  520     New Jersey EDA,
                                      (Economic Growth),
                                      LOC: Bank of Paris,
                                      (AMT),
                                      6.00%, 12/1/02        $  543,686

NR          NR                500     New Jersey EDA,
                                      (Holt Hauling),
                                      7.90%, 3/1/27            572,960

Baa3        BBB-            1,625     Port Authority of
                                      New York and New
                                      Jersey, (Delta
                                      Airlines),
                                      6.95%, 6/1/08          1,776,206
----------------------------------------------------------------------
                                                            $2,892,852
----------------------------------------------------------------------

Insured-Education -- 2.5%
----------------------------------------------------------------------
Aaa         AAA            $1,000     New Jersey
                                      Educational
                                      Facilities
                                      Authority, (Seton
                                      Hall University)
                                      (FGIC), 6.10%,
                                      7/1/01                $1,062,760
----------------------------------------------------------------------
                                                            $1,062,760
----------------------------------------------------------------------

Insured-Electric Utilities -- 2.5%
----------------------------------------------------------------------
Aaa         AAA            $1,000     Middlesex County
                                      Utilities
                                      Authority, (FGIC),
                                      6.10%, 12/1/01        $1,073,050
----------------------------------------------------------------------
                                                            $1,073,050
----------------------------------------------------------------------

Insured-General Obligations -- 26.3%
----------------------------------------------------------------------
Aaa         AAA            $1,000     Atlantic City Board
                                      of Education,
                                      (AMBAC), 6.00%,
                                      12/1/02(1)            $1,089,060

Aaa         AAA             1,175      Edison, (AMBAC),
                                       4.70%, 1/1/04         1,224,009

                       See notes to financial statements

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)      Principal
-------------------
                         Amount
           Standard      (000
Moody's    & Poor's      omitted)      Security             Value
-----------------------------------------------------------------------
Insured-General Obligations (continued)
Aaa        AAA           $1,200        Kearney, (FSA),
                                       6.50%, 2/1/04        $ 1,319,328

Aaa        AAA              725        Monroe Township
                                       Board of Education,
                                       (FGIC), 5.20%,
                                       8/1/11                   787,691

Aaa        AAA              825        Monroe Township
                                       Board of Education,
                                       (FGIC), 5.20%,
                                       8/1/14                   887,428

Aaa        AAA              850        Roselle, (MBIA),
                                       4.65%, 10/15/03          884,630

Aaa        AAA            1,000        South Brunswick
                                       Township Board of
                                       Education, (FGIC),
                                       6.40%, 8/1/03          1,115,170

Aaa        AAA            2,000        Washington Township
                                       Board of Education,
                                       (MBIA),
                                       5.125%, 2/1/15
                                                              2,070,220
Aaa        AAA            1,585        West Deptford
                                       Township, (AMBAC),
                                       5.90%, 3/1/09          1,814,033
-----------------------------------------------------------------------

                                                            $11,191,577
-----------------------------------------------------------------------

Insured-Hospital -- 8.7%
-----------------------------------------------------------------------
Aaa        AAA           $1,300        New Jersey Health
                                       Care Facilities
                                       Financing
                                       Authority, (AHS
                                       Hospital Corp.),
                                       (AMBAC), 6.00%,
                                       7/1/12               $ 1,503,320

Aaa        AAA            1,910        New Jersey Health
                                       Care Facilities
                                       Financing
                                       Authority, (Dover
                                       General Hospital
                                       and Medical
                                       Center), (MBIA),
                                       7.00%, 7/1/04          2,207,540
-----------------------------------------------------------------------
                                                            $ 3,710,860
-----------------------------------------------------------------------

Insured-Solid Waste -- 0.6%
-----------------------------------------------------------------------
Aaa        AAA           $  250        Bergen County
                                       Utilities
                                       Authority, Solid
                                       Waste System,
                                       (FGIC),
                                       6.00%, 6/15/02       $   269,245
-----------------------------------------------------------------------
                                                            $   269,245
-----------------------------------------------------------------------

Insured-Transportation -- 9.7%
-----------------------------------------------------------------------
Aaa        AAA           $1,000        New Jersey Turnpike
                                       Authority, (FSA),
                                       5.90%, 1/1/03        $ 1,080,190

Aaa        AAA              895        New Jersey Turnpike
                                       Authority, (FSA),
                                       6.40%, 1/1/02            965,481

Aaa        AAA            2,000        Port Authority of
                                       New York and New
                                       Jersey, (AMBAC),
                                       5.125%, 7/15/14        2,082,040
-----------------------------------------------------------------------
                                                            $ 4,127,711
-----------------------------------------------------------------------

Insured-Water and Sewer -- 1.6%
Aaa        AAA           $  565        Pennsville Sewer
                                       Authority, (MBIA),
                                       0.00%, 11/1/16       $   243,436

Aaa        AAA              565        Pennsville Sewer
                                       Authority, (MBIA),
                                       0.00%, 11/1/17           231,062

Aaa        AAA              565        Pennsville Sewer
                                       Authority, (MBIA),
                                       0.00%, 11/1/18           219,627
-----------------------------------------------------------------------
                                                            $   694,125
-----------------------------------------------------------------------

Solid Waste -- 1.9%
-----------------------------------------------------------------------
A1         AA-           $  500        Gloucester County
                                       Improvement
                                       Authority, Solid
                                       Waste System,
                                       5.40%, 9/1/00        $   516,420

B1         NR               300        The Atlantic County
                                       Utilities
                                       Authority, Solid
                                       Waste System,
                                       7.00%, 3/1/08            301,407
-----------------------------------------------------------------------
                                                            $   817,827
-----------------------------------------------------------------------

Transportation -- 2.5%
-----------------------------------------------------------------------
A1         AA-           $1,000        Port Authority of
                                       New York and New
                                       Jersey, 5.375%,
                                       10/15/16             $ 1,049,230
-----------------------------------------------------------------------
                                                            $ 1,049,230
-----------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
-----------------------------------------------------------------------
   (identified cost $39,109,881)                            $49,550,987
-----------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 53.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 7.9% to 18.1% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.


                       See notes to financial statements

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                 Value
---------------------------------------------------------------------------------------
Assisted Living -- 1.6%
---------------------------------------------------------------------------------------
NR           NR        $  560       Glen Cove IDA, (Regency at
                                    Glen Cove), 9.50%, 7/1/99              $   571,228

NR           NR           500       Glen Cove IDA, (Regency at
                                    Glen Cove), 9.50%, 7/1/12                  532,630
---------------------------------------------------------------------------------------
                                                                           $ 1,103,858
---------------------------------------------------------------------------------------

Cogeneration -- 1.5%
---------------------------------------------------------------------------------------
NR           NR        $  950       Port Authority of New York and New
                                    Jersey, (KIAC Project), (AMT),
                                    6.50%, 10/1/01                         $ 1,007,190
---------------------------------------------------------------------------------------
                                                                           $ 1,007,190
---------------------------------------------------------------------------------------

Education -- 0.3%
---------------------------------------------------------------------------------------
A3           A-        $  100       New York State Dormitory Authority,
                                    (State University Educational
                                    Facilities), 5.25%, 5/15/15            $   106,829

A3           A-           105       New York State Dormitory Authority,
                                    (State University Educational
                                    Facilities), 5.25%, 5/15/19                111,066
---------------------------------------------------------------------------------------
                                                                           $   217,895
---------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 7.6%
---------------------------------------------------------------------------------------
Aaa          A-        $  215       New York City, Series A, Prerefunded
                                    to 8/1/02, 6.375%, 8/1/06              $   238,368

Aaa          AAA        2,000       New York State Medical Care Facilities
                                    Finance Agency, (New York State
                                    Hospital),  (AMBAC), Escrowed to
                                    Maturity,  6.10%, 2/15/04                2,216,000

Aaa          AAA        2,500       New York State Medical Care Facilities
                                    Finance Agency, (New York State
                                    Hospital), (AMBAC), Escrowed to
                                    Maturity, 6.20%, 2/15/05                 2,820,900
---------------------------------------------------------------------------------------
                                                                           $ 5,275,268
---------------------------------------------------------------------------------------

General Obligations -- 4.6%
---------------------------------------------------------------------------------------
A3           A-        $  750       New York City, 0.00%, 8/1/07           $   512,325

A3           A-         1,000       New York City, 0.00%, 8/1/08               649,240

A3           A-         1,000       New York City, 0.00%, 8/1/08               644,270

A3           A-         1,285       New York City, 6.375%, 8/1/06            1,406,510
---------------------------------------------------------------------------------------
                                                                           $ 3,212,345
---------------------------------------------------------------------------------------


Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                 Value
---------------------------------------------------------------------------------------
Hospital -- 4.7%
---------------------------------------------------------------------------------------
Baa1         BBB+      $ 2,000      New York State Dormitory Authority,
                                    (Department of Health), 5.375%,
                                    7/1/08                                 $ 2,168,400
Baa          NR          1,000      New York State Dormitory Authority,
                                    (Nyack Hospital), 6.00%, 7/1/06          1,103,720
---------------------------------------------------------------------------------------
                                                                           $ 3,272,120
---------------------------------------------------------------------------------------

Hotel -- 0.7%
---------------------------------------------------------------------------------------
NR           NR        $ 1,210      Niagara County IDA, (Wintergarden Inn
                                    Associates), 9.75%, 6/1/11(1)          $   484,000
---------------------------------------------------------------------------------------
                                                                           $   484,000
---------------------------------------------------------------------------------------

Housing -- 10.5%
---------------------------------------------------------------------------------------
Aa           AA        $ 4,000      New York City Housing Development
                                    Corp., MFMR, 5.625%, 5/1/12            $ 4,244,680

Aa2          NR          1,500      New York State Mortgage Agency
                                    Revenue, (AMT), 6.45%, 10/1/21           1,643,430

Aa2          NR          1,300      New York State Mortgage Agency,
                                    Homeowner Mtg. Bond Ser. 65, (AMT),
                                    5.20%, 10/1/08                           1,360,164
---------------------------------------------------------------------------------------
                                                                           $ 7,248,274
---------------------------------------------------------------------------------------

Industrial Development Revenue -- 10.4%
---------------------------------------------------------------------------------------
A3           A         $ 2,000      New York City, (Terminal One
                                    Group), 6.00%, 1/1/07(2)               $ 2,186,720

Baa3         BBB-        2,875      Port Authority of New York and New
                                    Jersey, (Delta Airlines), 6.95%,
                                    6/1/08                                   3,142,519

Baa3         BBB-        1,700      Puerto Rico Port Authority, (American
                                    Airlines), (AMT), 6.25%, 6/1/26          1,855,414
---------------------------------------------------------------------------------------
                                                                           $ 7,184,653
---------------------------------------------------------------------------------------

Insured-Education -- 5.3%
---------------------------------------------------------------------------------------
Aaa          AAA       $ 2,250      Nassau County IDA, (Hofstra
                                    University Project), (MBIA),
                                    5.25%, 7/1/10                          $ 2,450,858

Aaa          AAA         1,075      New York State Dormitory Authority,
                                    (Mt. Sinai School of Medicine),
                                    (MBIA), 6.75%, 7/1/09                    1,177,630
---------------------------------------------------------------------------------------
                                                                           $ 3,628,488
---------------------------------------------------------------------------------------

                       See notes to financial statements

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)  Principal
-------------------
                      Amount
          Standard    (000's
Moody's   & Poor's   omitted)  Security                      Value
--------------------------------------------------------------------------------
Insured-Electric Utilities -- 7.7%
--------------------------------------------------------------------------------
 Aaa        AAA       $5,000   New York State
                               Energy Research and
                               Development
                               Authority, (Central
                               Hudson Gas),
                               (FGIC),
                               7.375%, 10/1/14              $ 5,315,599
--------------------------------------------------------------------------------
                                                            $ 5,315,599
--------------------------------------------------------------------------------

Insured-General Obligations -- 5.8%
--------------------------------------------------------------------------------
 Aaa        AAA       $2,750   New York State
                               Local Government
                               Assistance Corp.,
                               (MBIA),
                               0.00%, 4/1/13                $ 1,428,020

 Aaa        AAA        1,000   New York State
                               Local Government
                               Assistance Corp.,
                               (MBIA),
                               5.00%, 4/1/21                  1,003,910

 Aaa        AAA        1,500   Syracuse, (FSA),
                               5.25%, 10/1/14                 1,581,420
--------------------------------------------------------------------------------
                                                            $ 4,013,350
--------------------------------------------------------------------------------

Insured-Lease Revenue/
Certificates of Participation -- 0.8%
--------------------------------------------------------------------------------
 Aaa        AAA         $500   City University of
                               New York, (John Jay
                               College), (AMBAC),
                               5.00%, 8/15/08               $   533,080
--------------------------------------------------------------------------------
                                                            $   533,080
--------------------------------------------------------------------------------

Insured-Transportation -- 4.4%
--------------------------------------------------------------------------------
 Aaa        AAA       $2,240   Metropolitan
                               Transportation
                               Authority for the
                               City of New York,
                               (FGIC), 5.70%, 7/1/10        $ 2,487,162

 Aaa        AAA          500   New York State
                               Thruway Authority,
                               (MBIA), 5.375%, 4/1/16           533,005
--------------------------------------------------------------------------------
                                                            $ 3,020,167
--------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 12.0%
--------------------------------------------------------------------------------
 Baa1       BBB+      $2,180   New York State
                               Energy Research and
                               Development
                               Authority, (Western
                               NY Nuclear Service Center),
                               6.00%, 4/1/06                $ 2,437,000

 Baa1       BBB+       2,000   New York State HFA,
                               6.375%, 11/1/03                2,218,500

 NR         BBB        1,485   New York State
                               Thruway Authority,
                               0.00%, 1/1/04                  1,191,282

 Baa1       BBB+       1,300   New York State
                               Thruway Authority,
                               5.25%, 4/1/13                  1,337,830

 Baa1       BBB+      $1,000   New York State
                               Urban Development
                               Corp., (Youth
                               Facilities),
                               5.75%, 4/1/10                $ 1,106,080
--------------------------------------------------------------------------------
                                                            $ 8,290,692
--------------------------------------------------------------------------------

Special Tax Revenue -- 7.0%
--------------------------------------------------------------------------------
 A3        A+          $4,500  New York State
                               Local Government
                               Assistance Corp.,
                               5.25%, 4/1/16                $ 4,818,149
--------------------------------------------------------------------------------
                                                            $ 4,818,149
--------------------------------------------------------------------------------

Transportation -- 6.4%
--------------------------------------------------------------------------------
 Baa1      BBB+        $1,000  Port Authority of
                               New York and New
                               Jersey, (AMT),
                               5.75%, 4/1/16                $ 1,063,570

 A1        AA-          3,000  Port Authority of
                               New York and New
                               Jersey, (AMT),
                               6.00%, 7/1/14                  3,328,380
--------------------------------------------------------------------------------
                                                            $ 4,391,950
--------------------------------------------------------------------------------

Water and Sewer -- 8.7%
--------------------------------------------------------------------------------
 A2        A-          $4,000  New York City
                               Municipal Water
                               Finance Authority,
                               5.125%, 6/15/21              $ 4,033,200

 A2        A-           1,825  New York City
                               Municipal Water
                               Finance Authority,
                               5.70%, 6/15/02                 1,943,443
--------------------------------------------------------------------------------
                                                            $ 5,976,643
--------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
--------------------------------------------------------------------------------
   (identified cost $64,417,807)                            $68,993,721
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 31.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 2.3% to 11.3% of total investments.

/(1)/ Non-income producing security.

/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements.

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)         Principal
-------------------
                             Amount
             Standard       (000's
Moody's  &   Poor's         omitted)            Security                Value
------------------------------------------------------------------------------------
Escrowed/Prerefunded -- 7.8 %
------------------------------------------------------------------------------------
NR            NR            $   350     Cuyahoga County, (Judson
                                        Retirement Community),
                                        Prerefunded to 11/15/99,
                                        8.875%, 11/15/19               $     380,793

Aaa            NR               285     Greene County IDA,
                                        (Fairview Extended Care),
                                        Prerefunded to 1/1/01,
                                        10.125%, 1/1/11                      328,346

Aa2            NR             1,000     Warren County, (Otterbein
                                        Homes), Prerefunded to
                                        7/1/01, 7.20%, 7/1/11              1,109,560
------------------------------------------------------------------------------------
                                                                       $   1,818,699
------------------------------------------------------------------------------------

General Obligations -- 13.9%
------------------------------------------------------------------------------------
NR             NR             $ 300     Kings County Local School
                                        District, 7.60%, 12/1/10       $     353,205

Aa3            NR               250     Oak Hills, 5.60%, 12/1/17            268,530

Aa1            AA+              675     Ohio, 0.00%, 8/1/04                  534,782

Aa1            AA+              500     Ohio, 0.00%, 8/1/05                  379,620

Aa1            AA+              250     Ohio, 0.00%, 8/1/08                  165,625

A3             NR             1,000     Wauseon School District,
                                        7.25%, 12/1/10                     1,094,780

NR             NR               410     Youngstown County School
                                        District, 6.40%, 7/1/00              422,431
------------------------------------------------------------------------------------
                                                                       $   3,218,973
------------------------------------------------------------------------------------

Hospital -- 12.1%
------------------------------------------------------------------------------------
A              A             $1,000     Erie County, (Firelands
                                        Community Hospital), 6.75%,
                                        1/1/08                         $   1,095,450

Baa1           BBB              500     Hamilton County Health
                                        System, (Providence
                                        Hospital),                           524,590
                                        6.00%, 7/1/01

NR             NR               920     Mt. Vernon, (Knox Community
                                        Hospital), 7.875%, 6/1/12            940,847

NR             A-               250     Parma, Hospital Improvement
                                        Revenue, (Parma Community
                                        General Hospital
                                        Association),
                                        5.25%, 11/1/13                       257,140
------------------------------------------------------------------------------------
                                                                       $   2,818,027
------------------------------------------------------------------------------------
Housinsg -- 7.3%
------------------------------------------------------------------------------------
NR            AAA            $1,000     Cuyahoga County MFMR,
                                        (National Terminal Apts.),
                                        6.40%, 7/1/16                  $   1,093,130

 NR           NR                300     Cuyahoga County, (Rolling
                                        Hills Apts.), (AMT), 8.00%,          305,958
                                        1/1/28

 NR           NR                295     Lucas County, (Country
                                        Creek), (AMT), 8.00%, 7/1/26         298,331
------------------------------------------------------------------------------------
                                                                       $   1,697,419
------------------------------------------------------------------------------------

Industrial Development Revenue -- 11.7%
------------------------------------------------------------------------------------
NR            NR             $  500     Cuyahoga County, (Rock and
                                        Roll Hall of Fame), 5.45%,
                                        12/1/05                        $     537,675

NR            NR                250     Cuyahoga County, (Rock and
                                        Roll Hall of Fame), 5.85%,
                                        12/1/08                              278,578

NR            A-              1,020     Ohio Economic Development
                                        Commission, (ABS
                                        Industries), (AMT), 6.00%,
                                        6/1/04                             1,079,527

NR            A-                520     Ohio Economic Development
                                        Commission, (Progress
                                        Plastics Products), (AMT),
                                        6.80%, 12/1/01                       545,366

NR            NR                250     Ohio Solid Waste Revenue,
                                        (Republic Engineered
                                        Steels, Inc.), (AMT),                271,773
                                        9.00%, 6/1/21
------------------------------------------------------------------------------------
                                                                       $   2,712,919
------------------------------------------------------------------------------------

Insured-Education -- 4.4%
------------------------------------------------------------------------------------
 Aaa          AAA            $1,000     Ohio Public Facilities
                                        Commission, (Higher
                                        Educational Facilities),
                                        (AMBAC), 4.30%, 12/1/08        $   1,011,960
------------------------------------------------------------------------------------
                                                                       $   1,011,960
------------------------------------------------------------------------------------

Insured-General Obligations -- 22.7%
------------------------------------------------------------------------------------
Aaa           NR             $  265     Clinton Massie Local School
                                        District, (AMBAC), 0.00%,
                                        12/1/11                        $     147,478

Aaa           NR                265     Clinton Massie Local School
                                        District, (MBIA), 0.00%,
                                        12/1/09                              164,766

Aaa           AAA               225     Finneytown Local School
                                        District, (FGIC), 6.15%,
                                        12/1/11                              266,132

Aaa           AAA               500     Forest Hills Local School
                                        District, (MBIA), 6.00%,             581,735
                                        12/1/09

Aaa           AAA             1,000     Southwest Licking School
                                        Facilities Improvement,
                                        (FGIC),                            1,196,490
                                        7.10%, 12/1/16

Aaa           AAA               500     Strongsville City School
                                        District, (MBIA), 5.375%,
                                        12/1/12                              551,240

                      See notes to financial statemaents

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------
Insured-General Obligations (continued)
--------------------------------------------------------------------------------
 Aaa       AAA      $1,500     West Clermont School
                               District, (AMBAC), 6.90%,
                               12/1/12(1)                    $ 1,779,390

 Aaa       AAA         500     West Clermont School
                               District, (AMBAC), 7.125%,
                               12/1/19                           590,080
--------------------------------------------------------------------------------
                                                             $ 5,278,111
--------------------------------------------------------------------------------

Insured-Hospital -- 2.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Cuyahoga County,
                               (Metrohealth System),
                               (MBIA), 5.50%, 2/15/12        $   551,135
--------------------------------------------------------------------------------
                                                             $   551,135
--------------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 2.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Akron EDA, (MBIA),
                               6.00%, 12/1/12                $   581,635
--------------------------------------------------------------------------------
                                                             $   581,635
--------------------------------------------------------------------------------

Insured-Lease Revenue /
Certificates of Participation -- 2.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Cleveland, (Cleveland
                               Stadium), (AMBAC), 5.25%,
                               11/15/17                      $   524,250
--------------------------------------------------------------------------------
                                                             $   524,250
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 2.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Hamilton County Sewer
                               System Revenue, (FGIC),
                               5.50%, 12/1/11                $   558,485
--------------------------------------------------------------------------------
                                                             $   558,485
--------------------------------------------------------------------------------

Nursing Home -- 3.8%
--------------------------------------------------------------------------------
 NR        NR       $  600     Cuyahoga County, Health
                               Care Facilities Revenue,
                               (Benjamin Rose Institute),
                               5.50%, 12/1/17                $   605,184

 NR        NR          260     Fairfield EDA, (Beverly
                               Enterprises), 8.50%, 1/1/03       281,408
--------------------------------------------------------------------------------
                                                             $   886,592
--------------------------------------------------------------------------------

Senior Living / Life Care -- 5.1%
--------------------------------------------------------------------------------
 VMIG-1    NR       $  500     Hamilton County Hospital
                               Facilities Revenue,
                               (Retirement Homes), 5.00%,
                               7/1/15                        $   515,540
--------------------------------------------------------------------------------
Senior Living / Life Care (continued)
--------------------------------------------------------------------------------
 NR        BBB-     $  680     Marion County Health Care
                               Facilities, (United Church
                               Homes),
                               5.25%, 11/15/98               $   681,421
--------------------------------------------------------------------------------
                                                             $ 1,196,961
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.6%
--------------------------------------------------------------------------------
 NR        NR       $  353     Columbus Special
                               Assessment, 6.05%, 9/15/05    $   373,623
--------------------------------------------------------------------------------
                                                             $   373,623
--------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
    (identified cost $21,831,004)                            $23,228,789
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
 Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 36.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 8.7% to 17.4% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)  Principal
-------------------
                      Amount
          Standard    (000's
Moody's   & Poor's   omitted)  Security                      Value
--------------------------------------------------------------------------------
Assisted Living -- 4.2%
--------------------------------------------------------------------------------
 NR        NR       $  885     Chester County IDA,
                               (Kimberton), 8.00%, 9/1/05    $   975,553
 NR        NR        1,120     Delaware County, IDA, (Glen
                               Riddle), (AMT), 8.125%,
                               9/1/05                          1,245,720
--------------------------------------------------------------------------------
                                                             $ 2,221,273
--------------------------------------------------------------------------------

Cogeneration -- 4.2%
--------------------------------------------------------------------------------
 NR        BBB-     $2,000     Pennsylvania Economic
                               Development Financing
                               Authority, (Resources
                               Recovery), (AMT), 7.05%,
                               12/1/10                       $ 2,241,259
--------------------------------------------------------------------------------
                                                             $ 2,241,259
--------------------------------------------------------------------------------

Education -- 1.2%
--------------------------------------------------------------------------------
 NR        BBB-     $  625     Pennsylvania Higher
                               Educational Facilities
                               Authority, (Gwynedd-Mercy
                               College), 5.60%, 11/1/22      $   641,188
--------------------------------------------------------------------------------
                                                             $   641,188
--------------------------------------------------------------------------------

Electric Utilities -- 1.9%
--------------------------------------------------------------------------------
 NR        NR       $  920     Virgin Islands Water and
                               Power Authority, 7.40%,
                               7/1/11                        $ 1,013,444
--------------------------------------------------------------------------------
                                                             $ 1,013,444
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 10.0%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Harrisburg Authority, Lease
                               Revenue Bonds, Escrowed to
                               Maturity, (CGIC), 6.25%,
                               6/1/01                        $   533,170
 Aaa       AAA       1,500     Somerset County, General
                               Authority, (FGIC) Escrowed
                               to Maturity,
                               6.50%, 10/15/01                 1,623,030
 Aaa       AAA       7,000     Westmoreland County,
                               Municipal Authority,
                               (FGIC), Escrowed to
                               Maturity, 0.00%, 8/15/19        2,553,319
 NR        NR          500     Wilkins Area, IDA,
                               (Fairview Extended Care),
                               Prerefunded to 1/1/01,
                               10.25%, 1/1/21                    584,160
--------------------------------------------------------------------------------
                                                             $ 5,293,679
--------------------------------------------------------------------------------

General Obligations -- 0.4%
--------------------------------------------------------------------------------
 Baa1      A        $  500     Puerto Rico, 0.00%, 7/1/16    $   215,785
--------------------------------------------------------------------------------
                                                             $   215,785
--------------------------------------------------------------------------------

Hospital -- 21.6%
--------------------------------------------------------------------------------
 NR        BBB      $1,000     Allentown, Area Hospital
                               Authority, (Sacred Heart
                               Hospital),
                               6.50%, 11/15/08               $ 1,089,890
 NR        BBB       2,355     Clearfield, Hospital
                               Authority, (Clearfield
                               Hospital),
                               6.875%, 6/1/16                  2,586,990
 Baa3      BBB+        650     Hazleton Health Services
                               Authority, (St. Joseph's
                               Hospital),
                               5.85%, 7/1/06                     701,766
 A3        A         1,200     Lehigh County, General
                               Purpose Authority,
                               (Muhlenberg Hospital),
                               5.75%, 7/15/10                  1,326,144
 NR        BBB-        200     McKean County, (Bradford
                               Hospital), 5.375%, 10/1/03        208,216
 A3        BBB+      1,000     Monroeville Hospital
                               Authority, (Forbes Health),
                               5.75%, 10/1/05                    950,000
 Baa2      NR        1,030     Montgomery County, HEFA,
                               (Montgomery Hospital),
                               6.25%, 7/1/06                   1,122,515
 Baa2      NR        1,100     Montgomery County, HEFA,
                               (Montgomery Hospital),
                               6.375%, 7/1/07                  1,213,025
 A         NR          500     New Castle Area Hospital
                               Authority, (St. Francis
                               Hospital of New Castle),
                               5.90%, 11/15/00                   521,010
 NR        BBB         315     Northhampton County
                               Hospital Authority, (Easton
                               Hospital),
                               6.90%, 1/1/02                     331,764
 NR        A-        1,350     South Fork Municipal
                               Authority, (Lee Hospital),
                               5.50%, 7/1/11                   1,395,590
--------------------------------------------------------------------------------
                                                             $11,446,910
--------------------------------------------------------------------------------

Industrial Development Revenue -- 2.4%
--------------------------------------------------------------------------------
 A3        A-       $1,200     Erie IDA, (International
                               Paper), (AMT), 5.85%,
                               12/1/20                       $ 1,271,100
--------------------------------------------------------------------------------
                                                             $ 1,271,100
--------------------------------------------------------------------------------

                       See notes to financial statement

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited) Principal
-------------------
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------
Insured-Education -- 5.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Allegheny County, Higher
                               Education Building
                               Authority, (Dusquesne
                               University), (AMBAC),
                               5.00%, 3/1/16                 $ 2,042,880

 NR        AAA         700     Montgomery County, HEFA,
                               (Saint Joseph's
                               University), (CLEE),
                               6.00%, 12/15/02                   758,051
--------------------------------------------------------------------------------
                                                             $ 2,800,931
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 9.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $2,000     Cambria County IDA, (PA
                               Electric Co.), (MBIA),
                               5.35%, 11/1/10                $ 2,201,220

 Aaa       AAA       2,500     Indiana County, IDA, (PA
                               5.35%, 11/1/10                  2,751,524
--------------------------------------------------------------------------------
                                                             $ 4,952,744
--------------------------------------------------------------------------------

Insured-General Obligations -- 6.0%
--------------------------------------------------------------------------------
 Aaa       NR       $1,635     Harrisburg, (AMBAC),
                               0.00%, 9/15/12                $   860,713

 Aaa       AAA       1,355     McKeesport, (FGIC),
                               0.00%, 10/1/11                    750,101

 Aaa       AAA       1,000     Pennsylvania, (AMBAC),
                               5.00%, 11/15/15                 1,026,740

 Aaa       AAA         500     Pleasant Valley School
                               District, (FGIC), 5.00%,
                               9/1/10                            525,595
--------------------------------------------------------------------------------
                                                             $ 3,163,149
--------------------------------------------------------------------------------

Insured-Hospital -- 11.8%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Allegheny County Hospital
                               Development Authority,
                               (South Hills Health),
                               (MBIA), 5.50%, 5/1/08         $ 1,101,350

 Aaa       AAA       1,000     Erie County Hospital
                               Authority, (Hamot Health
                               System), (AMBAC), 7.10%,
                               2/15/10                         1,096,250

 NR        AAA       1,030     Indiana County Hospital
                               Authority, (Indiana
                               Hospital), (CLEE),
                               5.75%, 7/1/00                   1,065,185

 NR        AAA         825     Indiana County Hospital
                               Authority, (Indiana
                               Hospital), (CLEE),
                               5.875%, 7/1/01                    869,402

 Aaa       AAA       2,050     Sayre Health Care
                               Facilities Authority,
                               (Guthrie Medical Center),
                               (AMBAC), 6.50%, 3/1/00          2,128,269
--------------------------------------------------------------------------------
                                                             $ 6,260,456
--------------------------------------------------------------------------------

Insured-Lease Revenue /
Certificates of Participation -- 2.0%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Northumberland County
                               Authority, Lease Revenue
                               Bonds, (MBIA), 6.50%,
                               10/15/01                      $ 1,082,020
--------------------------------------------------------------------------------
                                                             $ 1,082,020
--------------------------------------------------------------------------------

Insured-Transportation -- 7.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Allegheny County Airport
                               Revenue, (MBIA), 5.75%,
                               1/1/10                        $ 1,117,320

 Aaa       AAA         590     Allegheny County Airport
                               Revenue, (MBIA), 5.75%,
                               1/1/12                            662,659

 Aaa       AAA       1,000     Philadelphia Airport
                               Revenue, (FGIC), 5.375%,
                               7/1/14                          1,054,980

 Aaa       AAA       1,000     Southeastern Pennsylvania
                               Transportation Authority,
                               (FGIC), 5.55%, 3/1/14           1,087,580
--------------------------------------------------------------------------------
                                                             $ 3,922,539
--------------------------------------------------------------------------------

Nursing Home -- 1.0%
--------------------------------------------------------------------------------
 NR        NR       $  250     Chartiers Valley,
                               Industrial and Commercial
                               Development Authority,
                               (Beverly Enterprises),
                               5.30%, 6/1/02                 $   254,733

 NR        NR          250     Chartiers Valley,
                               Industrial and Commercial
                               Development Authority,
                               (Beverly Enterprises),
                               5.35%, 6/1/03                     255,673
--------------------------------------------------------------------------------
                                                             $   510,406
--------------------------------------------------------------------------------

Senior Living/Life Care -- 2.7%
--------------------------------------------------------------------------------
 NR        NR       $  245     Delaware County Authority,
                               (White Horse Village),
                               6.30%, 7/1/03                 $   263,010

 NR        NR          505     Delaware County Authority,
                               (White Horse Village),
                               6.40%, 7/1/04                     549,915

 Baa2      BBB+        590     Hazleton Health Services
                               Authority, (Hazleton
                               General Hospital),
                               5.50%, 7/1/07                     634,905
--------------------------------------------------------------------------------
                                                             $ 1,447,830
--------------------------------------------------------------------------------

                       See notes to financial statements

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)   Principal
------------------
                       Amount
          Standard     (000's
Moody's   & Poor's     omitted)     Security                                 Value
---------------------------------------------------------------------------------------
Solid Waste -- 3.5%
---------------------------------------------------------------------------------------
Baa          A-        $   500      Greater Lebanon Refuse Authority,
                                    6.20%, 5/15/99                         $    508,395

Baa          A-            500      Greater Lebanon Refuse Authority,
                                    6.20%, 11/15/99                             514,645

Baa          A-            300      Greater Lebanon Refuse Authority,
                                    6.40%, 5/15/00                              312,210

Baa          A-            500      Greater Lebanon Refuse Authority,
                                    6.40%, 11/15/00                             525,800
---------------------------------------------------------------------------------------
                                                                           $  1,861,050
---------------------------------------------------------------------------------------


Transportation -- 5.0%
---------------------------------------------------------------------------------------
Aa3          AA-       $ 1,550      Southeastern Pennsylvania
                                    Transportation Authority,
                                    LOC: Canadian Imperial Bank
                                    of Commerce, 6.00%, 6/1/99(1)          $  1,557,141

Aa3          AA-         1,000      Southeastern Pennsylvania
                                    Transportation Authority,
                                    LOC: Canadian Imperial Bank
                                    of Commerce, 6.00%, 6/1/01             $  1,057,760
---------------------------------------------------------------------------------------
                                                                           $  2,634,901
---------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $49,562,514)                                            $ 52,980,664
---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
----------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic development in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 50.8% of the securities in the portfolio of investments are backed by bond issuance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.1% to 16.8% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of September 30, 1998

                                              California        Connecticut      Florida         Massachusetts        Michigan
                                               Limited            Limited        Limited            Limited           Limited
                                              Portfolio          Portfolio       Portfolio         Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                          $29,829,184        $8,749,673      $61,462,844       $49,536,437       $ 9,947,771
    Unrealized appreciation                    2,201,856           600,301        4,083,337         3,538,164         1,104,837
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                        $32,031,040        $9,349,974      $65,546,181       $53,074,601        11,052,608
------------------------------------------------------------------------------------------------------------------------------------
Cash                                         $       107        $   85,643      $   525,873       $   374,578       $       419
Interest receivable                              496,869           132,605        1,247,689           732,983           237,225
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                 $32,528,016        $9,568,222      $67,319,743       $54,182,162       $11,290,252
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Payable for when-issued securities           $   298,706        $       --      $ 1,034,875       $        --       $        --
Demand note payable                               92,000                --               --                --           202,000
Payable for daily variation margin on
    open financial futures contracts              15,055             4,387           16,875            36,785             7,199
Other accrued expenses                             2,467               736            2,965             2,480             1,117
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                            $   408,228        $    5,123      $ 1,054,715       $    39,265       $   210,316
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors'
    interest in Portfolio                    $32,119,788        $9,563,099      $66,265,028       $54,142,897       $11,079,936
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
    and withdrawals                          $29,959,465        $8,967,385      $62,234,871       $50,646,607       $ 9,983,385
Net unrealized appreciation (computed on
    the basis of identified cost)              2,160,323           595,714        4,030,157         3,496,290         1,096,551
------------------------------------------------------------------------------------------------------------------------------------
Total                                        $32,119,788        $9,563,099      $66,265,028       $54,142,897       $11,079,936
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of September 30, 1998


                                                          New Jersey          New York             Ohio           Pennsylvania
                                                           Limited             Limited           Limited            Limited
                                                          Portfolio           Portfolio          Portfolio         Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                      $39,109,881         $64,417,807       $ 21,831,004       $ 49,562,514
    Unrealized appreciation                                3,441,106           4,575,914          1,397,785          3,418,150
--------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                    $42,550,987         $68,993,721       $ 23,228,789       $ 52,980,664
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                     $       915         $   609,895       $        403       $          2
Interest receivable                                          615,864           1,198,317            391,420            799,187
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                             $43,167,766         $70,801,933       $ 23,620,612       $ 53,779,853
--------------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                        $        --         $   995,980       $        --        $        --
Demand note payable                                          638,000                  --            102,000             26,000
Payable for daily variation margin on open
    financial futures contracts                               16,424              22,049              2,812             35,042
Other accrued expenses                                         3,936               4,480              1,683              3,451
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        $   658,360         $ 1,022,509       $    106,495       $     64,493
--------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                            $42,509,406         $69,779,424       $ 23,514,117       $ 53,715,360
--------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                          $39,089,377         $65,233,235       $ 22,125,219       $ 50,376,761

 Net unrealized appreciation (computed on the basis of
    identified cost)                                       3,420,029           4,546,189          1,388,898          3,338,599
--------------------------------------------------------------------------------------------------------------------------------
Total                                                    $42,509,406         $69,779,424       $ 23,514,117       $ 53,715,360
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended September 30, 1998

                                                  California      Connecticut      Florida       Massachusetts       Michigan
                                                  Limited          Limited         Limited         Limited           Limited
                                                  Portfolio       Portfolio        Portfolio      Portfolio          Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
Interest                                         $  888,012        $258,024      $1,807,224       $1,437,473         $ 316,088
----------------------------------------------------------------------------------------------------------------------------------
Total income                                     $  888,012        $258,024      $1,807,224       $1,437,473         $ 316,088
----------------------------------------------------------------------------------------------------------------------------------


Expenses
----------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                           $   76,357        $ 22,066      $  156,626       $  124,147         $  26,520
Trustees fees and expenses                              473              52           1,308            3,263                51
Legal and accounting services                        18,975          16,875          22,175           22,075            16,975
Custodian fee                                        12,355           6,623          23,470           19,502             7,928
Amortization of organization expenses                   136              --             378              354               --
Miscellaneous                                         4,807           3,182           6,834            4,275             4,611
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   $  113,103        $ 48,798      $  210,791       $  173,616         $  56,085
----------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Preliminary reduction of custodian fee       $    3,345        $  1,380      $    8,597       $    9,899         $   1,492
    Preliminary reduction of investment adviser
    fee                                                  --          10,851              --               --                --
----------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                         $    3,345        $ 12,231      $    8,597       $    9,899         $   1,492
----------------------------------------------------------------------------------------------------------------------------------

Net expenses                                     $  109,758        $ 36,567      $  202,194       $  163,717         $  54,593

----------------------------------------------------------------------------------------------------------------------------------

Net investment income                            $  778,254        $221,457      $1,605,030       $1,273,756         $ 261,495
----------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost     $  273,711        $ 30,519      $  492,416       $  417,313         $  42,627
        basis)
    Financial futures contracts                    (133,366)        (18,425)       (127,751)        (241,643)          (45,344)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                         $  140,345        $ 12,094      $  364,665       $  175,670         $  (2,717)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
    (depreciation) --
    Investments (identified cost basis)          $  486,104        $117,926      $  637,898       $  671,414         $ 145,204
    Financial futures contracts                     (41,742)           (957)        (41,342)         (25,926)           (5,850)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation)                               $  444,362        $116,969      $  596,556       $  645,488         $ 139,354
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain                 $  584,707        $129,063      $  961,221       $  821,158         $ 136,637
----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations       $1,362,961        $350,520      $2,566,251       $2,094,914         $ 398,132
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended September 30, 1998

                                                       New Jersey          New York            Ohio          Pennsylvania
                                                        Limited             Limited           Limited          Limited
                                                       Portfolio           Portfolio         Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------------
Interest                                               $1,179,055         $1,883,858         $659,464         $1,521,402
-------------------------------------------------------------------------------------------------------------------------------
Total investment income                                $1,179,055         $1,883,858         $659,464         $1,521,402
-------------------------------------------------------------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                                 $  100,566         $  163,433         $ 55,496         $  128,261
-------------------------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                                    950              3,263               95              3,263
-------------------------------------------------------------------------------------------------------------------------------
Legal and accounting services                              22,074             22,074           16,776             22,078
-------------------------------------------------------------------------------------------------------------------------------
Custodian fee                                              14,290             14,830           10,750             18,704
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                       --             11,641               --                 --
---------------------------------------------------------------------------------------------------------------------------------
Amortization of organization expenses                         105                219               --                240
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                               7,739              3,624            5,081             10,238
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                         $  145,724         $  219,084         $ 88,198         $  182,784
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                         $       --         $       --         $  2,212         $    3,304
---------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                               $       --         $       --         $  2,212         $    3,304
---------------------------------------------------------------------------------------------------------------------------------

Net expenses                                           $  145,724         $  219,084         $ 85,986         $  179,480
---------------------------------------------------------------------------------------------------------------------------------

Net investment income                                  $1,033,331         $1,664,774         $573,478         $1,341,922
---------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------
-Net realized gain (loss) --
    Investment transactions (identified cost basis)    $   51,461         $  442,151         $103,927         $  307,121
    Financial futures contracts                          (119,015)          (241,162)         (78,256)          (205,571)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                               $  (67,554)        $  200,989         $ 25,671         $  101,550
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                $  644,049         $1,118,180         $235,425         $  478,173
    Financial futures contracts                           (10,620)           (12,291)          (5,430)           (82,920)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)   $  633,429         $1,105,889         $229,995         $  395,253
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain                       $  565,875         $1,306,878         $255,666         $  496,803
----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations             $1,599,206         $2,971,652         $829,144         $1,838,725
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1998

                                          California       Connecticut        Florida          Massachusetts         Michigan
Increase (Decrease) in                    Limited           Limited           Limited            Limited             Limited
Net Assets                                Portfolio        Portfolio          Portfolio         Portfolio            Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income               $    778,254       $   221,457      $  1,605,030       $  1,273,756        $    261,495
    Net realized gain (loss)                 140,345            12,094           364,665            175,670              (2,717)
    Net change in unrealized
        appreciation (depreciation)          444,362           116,969           596,556            645,488             139,354
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
    operations                          $  1,362,961       $   350,520      $  2,566,251       $  2,094,914        $    398,132
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                       $  3,097,276       $ 1,172,053      $  4,594,657       $  5,571,471        $  1,268,924
    Withdrawals                           (6,637,860)       (1,793,966)      (13,137,060)       (10,106,639)         (2,684,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets  from
    capital transactions                $ (3,540,592)      $  (621,913)     $ (8,542,403)      $ (4,535,168)       $ (1,415,410)
-----------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets              $ (2,177,631)      $  (271,393)     $ (5,976,152)      $ (2,440,254)       $ (1,017,278)
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                  $ 34,297,419       $ 9,834,492      $ 72,241,180       $ 56,583,151        $ 12,097,214
-----------------------------------------------------------------------------------------------------------------------------------
At end of period                        $ 32,119,788       $ 9,563,099      $ 66,265,028       $ 54,142,897        $ 11,079,936
-----------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1998

                                                        New Jersey            New York             Ohio            Pennsylvania
                                                         Limited               Limited            Limited            Limited
Increase (Decrease) in Net Assets                       Portfolio             Portfolio          Portfolio          Portfolio
----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                              $  1,033,331         $  1,664,774        $   573,478       $  1,341,922
    Net realized gain (loss)                                (67,554)             200,989             25,671            101,550
    Net change in unrealized appreciation
        (depreciation)                                      633,429            1,105,889            229,995            395,253
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations             $  1,599,206         $  2,971,652        $   829,144       $  1,838,725
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                      $  4,820,266         $  7,964,604        $ 1,693,294       $  4,243,372
    Withdrawals                                          (9,449,929)         (15,848,271)        (3,223,979)       (10,074,350)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions   $ (4,629,663)        $ (7,883,667)       $(1,530,685)      $ (5,830,978)
----------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                             $ (3,030,457)        $ (4,912,015)       $  (701,541)      $ (3,992,253)
----------------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                 $ 45,539,863         $ 74,691,439        $24,215,658       $ 57,707,613
----------------------------------------------------------------------------------------------------------------------------------
At end of period                                       $ 42,509,406         $ 69,779,424        $23,514,117       $ 53,715,360
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                         California          Connecticut        Florida       Massachusetts       Michigan
Increase (Decrease) in                    Limited             Limited           Limited          Limited          Limited
Net Assets                                Portfolio           Portfolio        Portfolio        Portfolio         Portfolio
--------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income              $  1,871,830       $    536,076      $  4,031,956     $  3,067,243      $    661,189
    Net realized gain (loss)                461,548              3,686          (130,866)          (1,637)         (127,469)
    Net change in unrealized
        appreciation (depreciation)       1,003,947            369,866         2,784,387        2,081,917           563,973
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
    operations                         $  3,337,325       $    909,628      $  6,685,477     $  5,147,523      $  1,097,693
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                      $  1,661,073       $  1,135,100      $  7,486,705     $  4,381,569      $  1,024,096
    Withdrawals                         (13,895,420)        (4,484,203)      (34,840,194)     (22,915,877)       (5,021,007)
--------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions               $(12,234,347)      $ (3,349,103)     $(27,353,489)    $(18,534,308)     $ (3,996,911)
--------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets             $ (8,897,022)      $ (9,439,475)     $(20,668,012)    $(13,386,785)     $ (2,899,218)
--------------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Beginning of year                      $ 43,194,441       $ 12,273,967      $ 93,909,192     $ 69,969,936      $ 14,996,432
--------------------------------------------------------------------------------------------------------------------------------
At end of year                         $ 34,297,419       $  9,834,492      $ 72,241,180     $ 56,583,151      $ 12,097,214
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                                    New Jersey              New York            Ohio              Pennsylvania
                                                      Limited                Limited          Limited               Limited
Increase (Decrease) in Net Assets                    Portfolio              Portfolio         Portfolio            Portfolio
----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                          $  2,529,742           $  4,189,775      $  1,365,120         $  3,105,101
    Net realized gain (loss)                           (191,388)             1,126,492           148,476              430,385
    Net change in unrealized appreciation
        (depreciation)                                1,679,398              2,952,942           773,615            2,258,821
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations         $  4,017,752           $  8,269,209      $  2,287,211         $  5,794,307
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                  $  2,886,225           $  3,255,202      $  1,303,141         $  2,758,619
    Withdrawals                                     (19,630,053)           (36,846,720)       (7,844,546)         (18,720,920)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                   $(16,743,828)          $(33,591,518)     $ (6,541,405)        $(15,962,301)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                         $(12,726,076)          $(25,322,309)     $ (4,254,194)        $(10,167,994)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                               $ 58,265,939           $100,013,748      $ 28,469,852         $ 67,875,607
---------------------------------------------------------------------------------------------------------------------------------
At end of year                                     $ 45,539,863           $ 74,691,439      $ 24,215,658         $ 57,707,613
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                California Limited Portfolio
                                              ----------------------------------------------------------------------------------
                                              Six Months Ended
                                              September 30, 1998                          Year Ended March 31,
                                                                  -------------------------------------------------------------
                                              (Unaudited)            1998         1997       1996        1995        1994/(1)/
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets/+/
Net Expenses /(2)/                                  0.68%/(3)/       0.61%        0.63%      0.58%       0.53%        0.46%/(3)/
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after custodian fee reduction          0.66%/(3)/       0.59%        0.61%      0.55%         --           --
Net investment income                               4.67%/(3)/       4.86%        4.98%      4.82%       4.72%        4.50%/(3)/
Portfolio Turnover                                    19%              40%          57%        36%         56%           6%
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $32,120          $34,297      $43,194    $59,216     $82,344      $95,704
-------------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses/(2)/                                                                                                         0.52%/(3)/
Net investment income                                                                                                 4.44%/(3)/
-------------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, May 3, 1993, to March 31, 1994.

/(2)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/ Annualized.

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                       Connecticut Limited Portfolio
                                                  ------------------------------------------------------------------------
                                                  Six Months Ended
                                                  September 30, 1998                   Year Ended March 31,
                                                                      ----------------------------------------------------
                                                  (Unaudited)           1998      1997      1996      1995      1994(1)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets/+/
--------------------------------------------------------------------------------------------------------------------------
Net Expenses/(2)/                                  0.79%/(3)/        0.54%     0.54%     0.39%     0.17%     0.00%/(3)/
Net expenses after custodian fee reduction         0.76%/(3)/        0.52%     0.50%     0.35%       --        --
Net investment income                              4.61%/(3)/        4.96%     5.09%     4.91%     4.95%     4.53%/(3)/
Portfolio Turnover                                    2%               23%       46%       52%       73%       39%
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)        $9,563            $9,834   $12,274   $14,862   $17,316   $16,767
--------------------------------------------------------------------------------------------------------------------------

/+/ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses/(2)/                                          1.02%/(3)/       0.77%     0.78%     0.72%     0.67%     0.62%/(3)/
Expenses after custodian fee reduction                 0.99%/(3)/       0.75%     0.74%     0.68%       --        --
Net investment income                                  4.38%/(3)/       4.73%     4.85%     4.58%     4.45%     3.92%/(3)/
--------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, April 16, 1993, to March 31, 1994.

/(2)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/ Annualized.

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                    Florida Limited Portfolio
                                           Six Months Ended
                                           September 30, 1998                       Year Ended March 31,
                                                              ---------------------------------------------------------------
                                           (Unaudited)          1998         1997        1996         1995        1994(1)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses/(2)/                                0.62%/(3)/        0.58%         0.59%       0.55%        0.52%       0.49%/(3)/
Expenses after custodian fee reduction       0.59%/(3)/        0.55%         0.57%       0.54%          --          --
Net investment income                        4.68%/(3)/        4.90%         4.90%       4.73%        4.73%       4.53%/(3)/
Portfolio Turnover                              9%               38%           66%         20%          44%          8%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted) $66,265           $72,241       $92,909    $127,835     $164,579    $185,977
-----------------------------------------------------------------------------------------------------------------------------


/(1)/ For the period from the start of business, May 3, 1993, to March 31, 1994.

/(2)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/ Annualized.

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                 Massachusetts Limited Portfolio
                                        ------------------------------------------------------------------------------
                                        Six Months Ended
                                        September 30, 1998                         Year Ended March 31,
                                                          ------------------------------------------------------------
                                           (Unaudited)    1998         1997        1996         1995        1994/(1)/
----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------
Expenses/(2)/                                 0.64%/(3)/  0.60%        0.60%       0.57%        0.54%       0.52%/(3)/
Expenses after custodian fee reduction        0.60%/(3)/  0.56%        0.58%       0.55%          --          --
Net investment income                         4.69%/(3)/  4.90%        4.97%       4.72%        4.90%       4.57%/(3)/
Portfolio Turnover                              12%         46%          60%         27%          46%          8%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)  $54,143     $56,583      $69,970     $97,135     $119,120    $119,772
----------------------------------------------------------------------------------------------------------------------

/(1)/For the period from the start of business, May 3, 1993, to March 31, 1994.

/(2)/The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/Annualized.

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                          Michigan Limited Portfolio
                                            --------------------------------------------------------------------------------------
                                            Six Months Ended
                                            September                          Year Ended March 31,
                                                               -------------------------------------------------------------------
                                            30, 1998
                                            (Unaudited)          1998       1997         1996        1995            1994/(1)/
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets/+/
----------------------------------------------------------------------------------------------------------------------------------
Expenses/(2)/                                   0.99%/(3)/        0.71%       0.79%       0.68%        0.48%         0.00%/(3)/
Net expenses after custodian fee reduction      0.96%/(3)/        0.67%       0.76%       0.64%          --            --
Net investment income                           4.61%/(3)/        5.00%       5.09%       5.00%        1.88%         4.62%/(3)/
Portfolio Turnover                                 5%               21%         28%         40%         111%           30%
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (000's omitted)   $ 11,080          $ 12,097    $ 14,996    $ 21,191     $ 33,198      $ 35,608
----------------------------------------------------------------------------------------------------------------------------------
/+/  The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment
     Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses/(2)/                                                                                            0.59%       0.54%/(3)/
Net investment income                                                                                    4.77%       4.08%/(3)/
----------------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, April 16, 1993, to March 31,
      1994.
/(2)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(3)/ Annualized.

                      See notes to financial statements.

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                   New Jersey Limited Portfolio
                                           ----------------------------------------------------------------------------------
                                           Six Months Ended
                                           September                           Year Ended March 31,
                                           30, 1998          ----------------------------------------------------------------
                                           (Unaudited)       1998         1997          1996        1995          1994(1)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses/(2)/                                  0.67%/(3)/    0.62%        0.61%         0.57%        0.54%        0.54%/(3)/
Expenses after custodian fee reduction         0.67%/(3)/    0.61%        0.58%         0.55%          --           --
Net investment income                          4.73%/(3)/    4.91%        4.96%         4.78%        4.73%        4.53%/(3)/
Portfolio Turnover                                7%           21%          37%           42%          11%          10%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)  $ 42,509      $ 45,540     $ 58,266      $ 80,173     $ 97,280     $102,948
-----------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, May 3, 1993, to March 31, 1994.

/(2)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/ Annualized.


                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                         New York Limited Portfolio
                                          ----------------------------------------------------------------------------------
                                          Six Months Ended
                                          September 30, 1998                         Year Ended March 31,
                                                               -------------------------------------------------------------
                                          (Unaudited)            1998         1997        1996        1995       1994/(1)/
----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------
Expenses/(2)/                                 0.61%/(3)/         0.61%        0.58%        0.55%      0.52%       0.47%/(3)/
Expenses after custodian fee reductio n       0.61%/(3)/         0.59%        0.56%        0.53%        --         --
Net investment income                         4.67%/(3)/         4.81%        4.87%        4.66%      4.79%       4.50%/(3)/
Portfolio Turnover                              14%                53%          58%          32%        31%          5%
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)  $69,779            $74,691     $100,014     $138,728   $173,632    $183,768
----------------------------------------------------------------------------------------------------------------------------

/(1)/ For the period from the start of business, May 3, 1993, to March 31, 1994. /(2)/ The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
/(3)/ Annualized.

                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                              Ohio Limited Portfolio
                                                -------------------------------------------------------------------------------
                                                Six Months
                                                Ended
                                                September
                                                30, 1998                           Year Ended March 31,
                                                             ------------------------------------------------------------------
                                                (Unaudited)        1998         1997        1996        1995        1994/(1)/
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-------------------------------------------------------------------------------------------------------------------------------
Net expenses /(2)/                              0.74%/(3)/           0.64%         0.68%       0.63%       0.46%     0.00%/(3)/
Net expenses after custodian fee reduction      0.72%/(3)/           0.64%         0.65%       0.61%         --        --
Net investment income                           4.82%/(3)/           5.05%         5.20%       5.06%       4.96%     4.68%/(3)/
Portfolio Turnover                                 6%                  29%           34%         47%        120%       33%
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $23,514              $24,216       $28,470     $33,529     $39,435   $37,978
-------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses /(2)/                                                                                           0.58%       0.54%/(3)/
Net investment income                                                                                    4.84%       4.14%/(3)/
-------------------------------------------------------------------------------------------------------------------------------

/(1)/For the period from the start of business, April 16, 1993, to March 31, 1994.

/(2)/The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/Annualized.



                       See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                 Pennsylvania Limited Portfolio
                                           ---------------------------------------------------------------------------------
                                           Six Months Ended
                                           September 30, 1998                   Year Ended March 31,
                                                               -------------------------------------------------------------
                                           (Unaudited)          1998         1997        1996         1995        1994/(1)/
----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------
Expenses/(2)/                                    0.66%/(3)/       0.60%        0.61%        0.58%        0.53%     0.50%/(3)/
Expenses after custodian fee reduction           0.65%/(3)/       0.58%        0.59%        0.56%          --        --
Net investment income                            4.85%/(3)/       5.03%        5.11%        4.81%        4.77%     4.59%/(3)/
Portfolio Turnover                                  5%              36%          51%          24%          39%         12%
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)     $53,715          $57,708      $67,876      $92,194     $113,606    $123,620
----------------------------------------------------------------------------------------------------------------------------

/(1)/For the period from the start of business, May 3, 1993, to March 31, 1994.

/(2)/The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

/(3)/Annualized.

                       See notes to Financial Statements

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

/1/Significant Accounting Policies
-------------------------------------------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Connecticut Limited Maturity Municipals Portfolio (Connecticut Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), Michigan Limited Maturity Municipals Portfolio (Michigan Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

   C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the


   Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Portfolio commenced operations.

   E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

   H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   I Other -- Investment transactions are accounted for on a trade date basis.

   J Interim Financial Statements -- The interim financial statements relating to September 30, 1998, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six month period ended September 30, 1998, each Portfolio paid advisory fees as follows:

   Portfolio              Amount       Effective Rate*
   -----------------------------------------------------
   California Limited      $76,357          0.46%
   Connecticut Limited     $22,066          0.46%
   Florida Limited        $156,626          0.46%
   Massachusetts Limited  $124,147          0.46%
   Michigan Limited        $26,520          0.47%
   New Jersey Limited     $100,566          0.46%
   New York Limited       $163,433          0.46%
   Ohio Limited            $55,496          0.47%
   Pennsylvania Limited   $128,261          0.46%
   * As a percentage of average daily net assets (annualized).


   To enhance the net income of the Connecticut Limited Portfolio, BMR made a reduction of its fee in the amount of $10,851.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six month period ended September 30, 1998, no significant amounts have been deferred.

   Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3 Investments
-------------------------------------------------------------------------------

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six month period ended September 30, 1998 were as follows:


                  California Limited     Connecticut Limited
                        Portfolio             Portfolio
               -----------------------------------------------
   Purchases    $   6,119,755             $     228,808
   Sales            8,376,271                   661,658

                    Florida Limited         Massachusetts
                       Portfolio          Limited Portfolio
               -----------------------------------------------
   Purchases    $   6,126,530             $   6,650,705
     Sales         13,727,452                 9,621,352

                   Michigan Limited      New Jersey Limited
                      Portfolio               Portfolio
               -----------------------------------------------
   Purchases    $     617,098             $          --
   Sales            1,953,337                 3,028,200

                   New York Limited          Ohio Limited
                      Portfolio                Portfolio
                ----------------------------------------------
   Purchases    $  10,317,762             $   1,385,208
     Sales         17,669,871                 2,555,653

                     Pennsylvania
                  Limited Portfolio
                -----------------------------------------------
   Purchases    $   2,794,032
   Sales            6,954,060

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


4. Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1998, as computed on a federal income tax basis, are as follows:

                                    California           Connecticut
                                    Limited              Limited
                                    Portfolio            Portfolio
   -----------------------------------------------------------------------------
   Aggregate Cost                   $ 29,829,184         $ 8,749,673
   -----------------------------------------------------------------------------
   Gross unrealized appreciation    $  2,201,856         $   600,301
   Gross unrealized depreciation              --                  --
   -----------------------------------------------------------------------------
   Net unrealized appreciation      $  2,201,856         $   600,301
   -----------------------------------------------------------------------------

                                    Florida Limited      Massachusetts Limited
                                    Portfolio            Portfolio
   -----------------------------------------------------------------------------
   Aggregate Cost                   $ 61,462,844         $  49,536,437
   -----------------------------------------------------------------------------
   Gross unrealized appreciation    $  4,083,337         $   3,538,164
   Gross unrealized depreciation              --                    --
   -----------------------------------------------------------------------------
   Net unrealized appreciation      $  4,083,337         $   3,538,164
   -----------------------------------------------------------------------------

                                    Michigan Limited     New Jersey Limited
                                    Portfolio            Portfolio
   -----------------------------------------------------------------------------
   Aggregate Cost                   $  9,947,771         $    39,109,881
   -----------------------------------------------------------------------------
   Gross unrealized appreciation    $  1,113,203         $     3,450,010
   Gross unrealized depreciation          (8,366)                 (8,904)
   -----------------------------------------------------------------------------
   Net unrealized appreciation      $  1,104,837         $     3,441,106
   -----------------------------------------------------------------------------

                                    New York Limited     Ohio Limited
                                    Portfolio            Portfolio
   -----------------------------------------------------------------------------
   Aggregate Cost                   $  64,417,807        $    21,831,004
   -----------------------------------------------------------------------------
   Gross unrealized appreciation    $   4,575,914        $     1,399,938
   Gross unrealized depreciation               --                 (2,153)
   -----------------------------------------------------------------------------
   Net unrealized appreciation      $   4,575,914        $     1,397,785
   -----------------------------------------------------------------------------


                                                         Pennsylvania
                                                         Limited
                                                         Portfolio
   -----------------------------------------------------------------------
   Aggregate Cost                                        $ 49,562,514
   -----------------------------------------------------------------------
   Gross unrealized appreciation                         $  3,452,253
   -----------------------------------------------------------------------
   Gross unrealized depreciation                              (34,103)
   -----------------------------------------------------------------------
   Net unrealized appreciation                           $  3,418,150
   -----------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1998, the California Limited Portfolio, Michigan Limited Portfolio, New Jersey Limited Portfolio, Ohio Limited Portfolio, and Pennsylvania Limited Portfolio had balances outstanding pursuant to this line of credit of $92,000, $202,000, $638,000, $102,000, and $26,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six month period ended September 30, 1998.

6  Financial Instruments
   --------------------------------------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

   A summary of obligations under these financial instruments at September 30, 1998, is as follows:

   Limited       Expiration           Futures                          Net Unrealized
   Portfolio        Date             Contracts            Position      Depreciation
   ------------- ----------   ----------------------      --------     --------------
   California      12/98      13 U.S. Treasury Bonds       Short       $   (41,533)

   Connecticut     12/98       4 U.S. Treasury Bonds       Short       $    (4,587)

   Florida         12/98      12 U.S. Treasury Bonds       Short       $   (53,180)

   Massachusetts   12/98      31 U.S. Treasury Bonds       Short       $   (41,874)

   Michigan        12/98       6 U.S. Treasury Bonds       Short       $    (8,286)

   New Jersey      12/98      13 U.S. Treasury Bonds       Short       $   (21,077)

   New York        12/98      17 U.S. Treasury Bonds       Short       $   (29,725)

   Ohio            12/98       2 U.S. Treasury Bonds       Short       $    (8,887)

   Pennsylvania    12/98      28 U.S. Treasury Bonds       Short       $   (79,551)

   At September 30, 1998, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 1998

INVESTMENT MANAGEMENT


Limited Maturity Municipals Portfolios

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Connecticut,
Florida, Massachusetts,
Michigan, New Jersey,
New York and Ohio Limited
Maturity Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of California Limited
Maturity Municipals Portfolio

Timothy T. Browse
Vice President and Portfolio
Manager of Pennsylvania
Limited Maturity
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly, Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant